JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


CHASE BALANCED FUND

CHASE CORE
EQUITY FUND

CHASE EQUITY
GROWTH FUND

CHASE EQUITY
INCOME FUND

CHASE SMALL
CAPITALIZATION FUND

                                  CONTENTS


Chairman's Letter                                                  3

Fund Commentary and Portfolio of Investments

   Chase Balanced Fund                                          4-13

   Chase Core Equity Fund                                      14-21

   Chase Equity Growth Fund                                    22-29

   Chase Equity Income Fund                                    30-37

   Chase Small Capitalization fund                             38-46

Statement of Assets and Liabilities                               47

Statement of Operations                                           48

Statement of Changes in Net Assets                                49

Notes to Financial Statements                                  50-54

Financial Highlights                                           55-59

                   -----------------------------------------
                   NOT                        May Lose Value
                   FDIC
                   INSURED                 No Bank Guarantee
                   -----------------------------------------

                               Chase Equity Funds
                                Chairman's Letter

                                                                 August 1, 1999

Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Funds for the six-month period ended June 30, 1999.

           o Balanced Fund               o Equity Income Fund

           o Core Equity Fund            o Small Capitalization Fund

           o Equity Growth Fund

U.S. Equities Post Solid Gains

U.S. equity markets recorded strong investment results, thanks largely to favorable economic conditions, good corporate earnings and benign inflation. In March, the Dow Jones Industrial Average, a widely followed measure of stock market activity, reached the 10,000 plateau for the first time, less than four years after eclipsing 5,000.

Bonds did not fare as well, as interest rates trended higher. The rise in rates was ignited by a robust economy. During the period, the unemployment rate fell to its lowest level in a generation, while consumer confidence hit its highest mark in more than 30 years. In addition, Gross Domestic Product for the first quarter far exceeded analysts' expectations.

Large-, mid- and small-cap stocks recorded good performance. Small cap stocks were especially strong during the final three months of the period. Technology stocks continued to fare well, despite coming under pressure in February and May along with stocks in most other sectors. In February and May, rates rose markedly, putting pressure on equities and bonds. Finally, value-oriented stocks showed signs of strength, which may indicate the beginning of a meaningful turnaround in these securities.

On June 30, the Federal Reserve raised short-term rates to cool inflation fears. The move had been anticipated by investors. It was the first rate hike by the Fed since March, 1997; the first rate change since November, 1998. The Fed also announced it adopted a neutral bias toward interest rates, suggesting inflation is unlikely to be a major problem near-term. This favorable announcement was not anticipated by investors, thereby igniting a strong rally in stocks and bonds as the period came to a close.

Outlook

We remain optimistic about the prospects for stocks and bonds. The underpinnings that have helped lift stock prices over the past six months continue to be in place. Moreover, since we expect the economy to show signs of slowing in the second half of 1999, we believe interest rates are likely to decline before year end.


Sincerely,

/s/ Sarah E. Jones
--------------------
Sarah E. Jones

                              Chase Balanced Fund
                              as of June 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Balanced Fund, which seeks to provide a balance of current income and growth of capital, had a total return of 4.84% (Premier Shares) for the six-month period ended June 30, 1999.

How the Fund Was Managed

The Fund benefited from a good sector allocation strategy but the fixed-income securities in the portfolio were negatively affected by rising interest rates brought on by a spate of stronger-than-expected economic reports, mostly in February and May.

Early in the period, the Fund benefited from its exposure to consumer cyclicals, consumer staples and health care and communications stocks. Several financial stocks also recorded above-average investment results for shareholders.

The Fund's bond holdings fared well in January but retreated in February following the release of the best consumer confidence report in more than 30 years and a Gross Domestic Product report for the fourth quarter of 1998 that was among the strongest in this decade. In May, however, a strong Consumer Price Index (CPI) report for April, which included the largest ever increase in energy prices, detracted from performance.

The Fund rallied in mid-June, as interest rates trended lower and stocks rallied following a benign CPI report for May, released in mid-June. The Federal Reserve Board's decision to adopt a neutral bias towards short-term interest rates at its Federal Open Market Committee meeting on June 30th enabled the Fund to finish the period on a strong note.

Where the Fund May Be Headed

Given the state of the economy and the Fed's recent decision to adopt a neutral bias, our outlook for the financial markets is generally positive. Moreover, despite the market's periodic concerns over inflation during the first six months of this year, we expect the economy to slow later in 1999 due to seasonal factors and uncertainties associated with the new millennium. This, in turn, should lead to lower interest rates, which is likely to be good for stocks and bonds.

                               Chase Balanced Fund
                               as of June 30, 1999
                                   (unaudited)

Fund Facts

               Objective         Current income and capital growth

     Primary investments         Common stock, preferred stock and fixed
                                 income securities issued by corporations,
                                 the U.S. government and its agencies
    Suggested investment
              time frame         Long-term

        Market benchmark         Lehman Government/Corporate Index
                                 S&P 500 Index

   Lipper Funds Universe         Balanced Funds Index

          Inception date         Premier Shares 3/29/88
                                 Investor Shares 10/16/98

        Newspaper symbol         Balanced

      Dividend Frequency         Quarterly

              Net Assets         Premier Shares $86 Million
                                 Investor Shares $3 Million


Investment Style/Market Cap               Maturity/Quality

-------|-------|-------                -------|-------|-------
       |       |   X    Large                 |   X   |        Large
-------|-------|-------                -------|-------|-------
       |       |        Med.                  |       |        Med.
-------|-------|-------                -------|-------|-------
       |       |        Small                 |       |        Small
-------|-------|-------                -------|-------|-------
Value    Blend   Growth                Value    Blend   Growth


Equity                                  Fixed Income

                              Chase Balanced Fund
                              as of June 30, 1999
                                  (unaudited)

10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Balanced Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

June                           1989     1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
----                           ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Chase Balanced Fund           10,000   10,642   11,492   12,769   14,295   13,953   16,314   18,415   22,459   27,654   32,017
Lipper Balanced Funds Index   10,000   10,977   11,972   13,663   15,624   15,751   18,194   20,890   25,198   29,837   33,279
Lehman Govt./Corp. Index      10,000   10,711   11,805   13,478   15,250   15,027   16,945   17,734   19,109   21,265   21,838
S&P 500 Index                 10,000   11,649   12,510   14,188   16,122   16,349   20,611   25,970   34,983   45,533   55,900

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                1 Year     3 Years      5 Years     10 Years
                                ------     -------      -------     --------
Premier Shares                  15.76%      20.25%       18.07%      12.34%
Investor Shares                 15.52%      20.16%       18.02%      12.32%

*Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Balanced Fund, the Lehman Government/Corporate Index, the Standard & Poor's 500 Index and the Lipper Balanced Funds Index from June 30, 1989 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 10/16/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 10/16/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Balanced Fund is the successor to the AVESTA Trust-Balanced Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Balanced Fund, a new investment portfolio of MFIT.

Chase Balanced Fund, unlike the AVESTA Trust-Balanced Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Balanced Funds Index represents performance of the largest 30 balanced funds. Each of these funds invests in a portfolio of stocks and bonds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. It includes 500 widely held common stocks. Total return figures represent the reinvestment of dividends. An individual cannot invest directly in an index.

The Lehman Government/Corporate Index includes the Government and Corporate Bond Indices, including the U.S. Government Treasury and agency securities, corporate and yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                               Chase Balanced Fund
                               as of June 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

Investments (98.1%)
Cash/Other (1.9%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments

Other (1.9%)
Consumer Staples (2.2%)
Capital Goods (2.3%)
Utilities (4.3%)
Cash Equivalent & Short Term Paper (4.9%)
Financial (5.6%)
U.S. Government  Agencies (7.4%)
Residential Mortgage-Backed Securities (1.5%)
Technology (17.5%)
Consumer Cyclicals (12.6%)
Health Care (9.8%)
U.S. Treasury Securities (30.0%)

Top Ten Equity Holdings

Microsoft Corp. (2.9%) Develops, manufactures, licenses and supports computer software products.

General Electric Co. (2.2%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electric distribution.

International Business Machines Corp. (1.9%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

Intel Corp. (1.8%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

Wal-Mart Stores, Inc. (1.7%) The "Wal-Mart" Company's discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware and other products.

Lucent Technologies, Inc. (1.6%) Designs, develops, manufactures, and distributes communications systems, software and products worldwide.

Charles Schwab Corp. (1.5%) Provides a variety of financial services to individual investors, independent investment managers, retirement plans, and institutions.

MCI WorldCom, Inc. (1.3%) Provides consumers and businesses with local, long distance, Internet, data and international communications services.

Gap, Inc. (1.3%) An international specialty retailer, sells casual apparel, personal care and other accessories for men, women, and children.

EMC Corp. (1.3%) Designs, manufactures, markets and supports hardware, software and service products for the enterprise storage market.


Top 10 equity holdings comprised 17.5% of the Fund's market value of investments. Fund holdings are subject to change at any time.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Shares    Issuer                                                Value
---------------------------------------------------------------------
Long-Term Investments--94.7%
---------------------------------------------------------------------
          Common Stock--49.0%
          -------------------
          Airlines--0.5%
13            Southwest Airlines Co.                           $  404
                                                               ------
          Biotechnology--1.7%
16            Amgen, Inc. *                                       950
 8            Biogen, Inc. *                                      540
                                                               ------
                                                                1,490
                                                               ------
          Communications Equipment--1.5%
20            Lucent Technologies, Inc.                         1,374
                                                               ------
          Computer Networks--1.5%
16            Cisco Systems, Inc. *                             1,055
11            Newbridge Networks Corp. (Canada)
                New York Registered Shares *                      311
                                                               ------
                                                                1,366
                                                               ------
          Computer Software--3.1%
 4            Citrix Systems, Inc. *                              237
28            Microsoft Corp. *                                 2,552
                                                               ------
                                                                2,789
                                                               ------
          Computers/Computer Hardware--4.8%
20            Dell Computer Corp. *                               725
21            EMC Corp. *                                       1,144
13            International Business Machines Corp.             1,693
11            Solectron Corp. *                                   734
                                                               ------
                                                                4,296
                                                               ------
          Consumer Products--1.8%
 9            Gillette Co.                                        379
 8            Philip Morris Companies, Inc.                       330
10            Procter & Gamble Co.                                897
                                                               ------
                                                                1,606
                                                               ------
          Diversified--0.6%
 6            Tyco International LTD (Bermuda)                    540
                                                               ------
          Electronics/Electrical Equipment--5.8%
14            Applied Materials, Inc. *                         1,049
17            General Electric Co.                              1,972
 8            KLA-Tencor Corp. *                                  522
 8            Motorola, Inc.                                      777


                       See notes to financial statements.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                                        Value
-----------------------------------------------------------------------------
Long-Term Investments--(continued)
-----------------------------------------------------------------------------
          Electronics/Electrical Equipment--(continued)
12            Novellus Systems, Inc. *                                 $  816
                                                                       ------
                                                                        5,136
                                                                       ------
          Entertainment/Leisure--1.0%
12            Time Warner, Inc.                                           911
                                                                       ------
          Financial Services--3.4%
 3            American Express Co.                                        429
12            Charles Schwab Corp.                                      1,313
 5            Fannie Mae                                                  352
 6            Merrill Lynch & Co., Inc.                                   444
 5            Morgan Stanley Dean Witter and Co.                          466
                                                                       ------
                                                                        3,004
                                                                       ------
          Food/Beverage Products--1.6%
 3            Anheuser-Busch Companies, Inc.                              181
13            Coca-Cola Co.                                               809
12            PepsiCo, Inc.                                               455
                                                                       ------
                                                                        1,445
                                                                       ------
          Health Care/Health Care Services--0.7%
 4            Genzyme Corp. (General Division) *                          205
 1            Genzyme Surgical Products *                                   3
 4            Guidant Corp. *                                             211
 2            Medtronic, Inc.                                             187
                                                                       ------
                                                                          606
                                                                       ------
          Insurance--1.2%
 9            American International Group                              1,024
                                                                       ------
          Internet Services/Software--0.3%
 3            America Online, Inc. *                                      287
                                                                       ------
          Pharmaceuticals--6.7%
 8            Abbot Laboratories                                          373
10            American Home Products Corp.                                561
11            Bristol-Myers Squibb Co.                                    789
 8            Eli Lilly & Co.                                             562
 8            Johnson & Johnson, Inc.                                     735
15            Merck & Co., Inc.                                         1,073
 7            Pfizer, Inc.                                                790
12            Schering-Plough Corp.                                       610
 7            Warner-Lambert Co.                                          472
                                                                       ------
                                                                        5,965
                                                                       ------
                       See notes to financial statements.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares             Issuer                                                  Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
                   Restaurants/Food Services--0.3%
   5                 McDonald's Corp.                                     $  202
                                                                          ------
                   Retailing--6.4%
  13                 Albertson's, Inc.                                       673
  11                 Bed Bath & Beyond, Inc.*                                435
   7                 Best Buy Co., Inc.*                                     479
  23                 Gap, Inc.                                             1,151
   8                 Home Depot, Inc.                                        541
  32                 Kroger Co.*                                             883
  31                 Wal-Mart Stores, Inc.                                 1,481
                                                                          ------
                                                                           5,643
                                                                          ------
                   Semi-Conductors--1.8%
  27                 Intel Corp.                                           1,577
                                                                          ------
                   Telecommunications--4.3%
   7                 Ameritech Corp.                                         503
  16                 AT&T Corp.,                                             868
  13                 MCI WorldCom, Inc.*                                   1,156
   5                 Nextel Communications Inc, Class A *                    269
   9                 SBC Communications, Inc.                                499
   5                 Sprint Corp.                                            285
   1                 Vodafone AirTouch PLC ADR
                      (United Kingdom)                                       236
                                                                          ------
                                                                           3,816
                                                                          ------
                   Total Common Stock                                     43,481
                    (Cost $26,633)                                        ------

Principal
Amount
                   U.S. Treasury Securities--29.8%
                   -------------------------------
                   U.S. Treasury Notes & Bonds,
$2,500             5.25%, 05/15/04                                         2,457
 1,470             5.50%, 01/31/03                                         1,461
 1,800             5.50%, 03/31/03                                         1,787
 3,890             5.88%, 11/15/05                                         3,890
 8,085             6.25%, 08/15/23                                         8,123
 8,000             6.38%, 03/31/01                                         8,115
   625             6.50%, 11/15/26                                           650
                                                                          ------
                   Total U.S. Treasury Securities                         26,483
                    (Cost $27,494)                                        ------

                       See notes to financial statements.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
Amount             Issuer                                                  Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
                   U.S. Government Agencies--7.4%
                   ------------------------------
$1,000             Federal Home Loan Bank,
                     4.88%, 01/22/02                                        $982
 3,600             Federal Home Loan Mortgage Corp.,
                     5.75%, 06/15/01                                       3,608
 2,000             Federal National Mortgage Association,
                     6.38%, 06/15/09                                       1,989
                                                                           -----
                   Total U.S. Government Agencies                          6,579
                    (Cost $6,586)                                          -----

                   Corporate Notes & Bonds--6.8%
                   -----------------------------
                   Automotive--1.8%
   225               Ford Motor Credit Co.,
                       6.25%, 12/08/05                                       219
 1,500               General Motors Acceptance Corp.,
                       5.85%, 01/14/09                                     1,376
                                                                           -----
                                                                           1,595
                                                                           -----
                   Banking--0.4%
   400               BankAmerica Corp.,
                       6.20%, 02/15/06                                       385
                                                                           -----
                   Chemicals--1.1%
 1,100               Monsanto Co., #,
                       5.88%, 12/01/08                                     1,020
                                                                           -----
                   Consumer Products--0.3%
   325               Procter & Gamble Co.,
                       6.45%, 01/15/26                                       297
                                                                           -----
                   Financial Services--0.6%
   500               Associates Corp. of North America, MTN,
                       7.52%, 03/29/00                                       506
                                                                           -----
                   Food/Beverage Products--0.6%
   500               Anheuser-Busch Companies, Inc.,
                       6.75%, 08/01/03                                       506
                                                                           -----
                   Health Care/Health Care Services--0.7%
   600               Abbot Laboratories,
                       5.60%, 10/01/03                                       583
                                                                           -----

                       See notes to financial statements.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
Amount             Issuer                                                  Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
                   Machinery & Engineering Equipment--0.1%
$  100               Caterpillar Financial Services Corp., MTN,
                       6.95% , 11/01/00                                  $   101
                                                                         -------
                   Restaurants/Food Services--0.5%
   450               McDonald's Corp.,
                       7.05%, 11/15/25                                       444
                                                                         -------
                   Retailing--0.7%
   600               Wal-Mart Stores Inc.,
                       6.75%, 05/15/02                                       610
                                                                         -------
                   Total Corporate Notes & Bonds                           6,047
                     (Cost $6,191)                                       -------

                   Residential Mortgage-Backed Pass Through
                   Securities--1.5%
                   ----------------------------------------
   706             Federal National Mortgage Association,
                     Pool # 406258, 6.50%, 01/01/28                          683
   683             Government National Mortgage Association,
                     Pool # 416156, 6.50%, 02/15/26                          660
                                                                         -------
                   Total Residential Mortgage-Backed Pass
                     Through Securities                                    1,343
                     (Cost $1,376)                                       -------

                   Asset Backed Securities--0.2%
                   -----------------------------
   143               PNC Student Loan Trust I,
                       Ser. 1997-2, Class A2,
                       6.14%, 01/25/00                                       145
                       (Cost $143)
                   Total Long-Term Investments                           $84,078
                     (Cost $68,423)
--------------------------------------------------------------------------------
Short-Term Investments--4.8%
--------------------------------------------------------------------------------
Shares
                   Money Market Fund--2.3%
                   -----------------------
2,059                Fidelity Colchester Street Trust
                       Government Fund                                     2,059
                     (Cost $2,059)                                       -------

                       See notes to financial statements.

Chase Balanced Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
Amount             Issuer                                                  Value
--------------------------------------------------------------------------------
Short-Term Investments--(continued)
--------------------------------------------------------------------------------
                   Repurchase Agreement--2.5%
                   --------------------------
$2,242             Credit Suisse First Boston Finance
                     (Secured by U.S. Treasury Bonds),
                     in a joint trading account at
                     5.15%, dated 06/30/99 due 07/01/99;
                     Proceeds $2,242                                      $2,242
                   (Cost $2,242)
--------------------------------------------------------------------------------
                   Total Short-Term Investments                            4,301
                   (Cost $4,301)
--------------------------------------------------------------------------------
                   Total Investments--99.5%                              $88,379
                   (Cost $72,724)
--------------------------------------------------------------------------------
Index:
* -- Non-income producing security.
# -- Security may only be sold to qualified institutional buyers.
ADR -- American Depositary Receipt.
MTN -- Medium Term Note.



                       See notes to financial statements.

Chase Core Equity Fund
as of June 30, 1999
(unaudited)

How the Fund Performed

Chase Core Equity Fund, which seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income, had a total return of 13.35% (Premier Shares) for the six-month period ended June 30, 1999.

How the Fund Was Managed

Superior stock selection and generally good performance by the types of stocks represented in the portfolio (high-quality, large-cap growth stocks with attractive earnings prospects) were chiefly responsible for the Fund's superior returns compared to the market.

Early in the period, the Fund benefited from its exposure to consumer cyclicals, financials, transportation, health care and utilities. As the period progressed, technology stocks, one of the better performing groups during the first half of 1999, also contributed positively to performance. June was a particularly strong month for tech stocks, as growth in data and voice communications coupled with a move towards outsourcing helped many large-cap stocks in this sector post double-digit percentage gains.

The Fund's good performance was not without some minor disruptions along the way. In February, and again in May, stocks, in general, came under pressure due to rising long-term interest rates brought on by a spate of stronger-than-expected economic reports.

The Fund, however, rebounded from these external events and finished the period with solid gains, as the market rallied on the heels of strong corporate earnings and a weaker-than-anticipated Consumer Price Index Report for May and the Federal Reserve Board's decision to adopt a neutral bias towards interest rates on June 30th.

Where the Fund May Be Headed

Looking ahead, our outlook for the equity market remains favorable. With broader corporate profitability, fears of poor earnings have subsided. However, security selection and industry diversification will play an important role in delivering strong results in the months ahead. As always, we will focus our research on high-quality growth companies with predictable earnings streams.

Chase Core Equity Fund
as of June 30, 1999
(unaudited)

Fund Facts
             Objective          Capital appreciation and current income

   Primary investments          Common stock, preferred stock and
                                convertible securities of well-known
                                companies
  Suggested investment
            time frame          Long-term

      Market benchmark          S&P 500 Index

 Lipper Funds Universe          Growth and Income Funds Index

        Inception date          Premier Shares 4/1/93
                                Investor Shares 9/10/98

      Newspaper symbol          CoreEq

    Dividend Frequency          Quarterly

            Net Assets          Premier Shares $162 Million
                                Investor Shares $1 Million

Investment Style/Market Cap

-------|-------|-------
       |   X   |        Large
-------|-------|-------
       |       |        Med.
-------|-------|-------
       |       |        Small
-------|-------|-------
Value    Blend   Growth

Chase Core Equity Fund
as of June 30, 1999
(unaudited)

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Core Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


June                                  1994       1995       1996      1997       1998       1999
Chase Core Equity Fund               10,099     11,627     14,306    19,126     25,015     31,541
Lipper Growth & Income Funds Index   10,526     12,576     15,328    19,774     24,151     27,425
S&P 500 Index                        10,190     12,847     16,187    21,805     28,380     34,842


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund' short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.




                                                                 Since Inception
                              1 Year       3 Years     5 Years       (4/1/93)
                              ------       -------     -------       --------
Premier Shares                26.07%        30.14%     25.58%         20.18%
Investor Shares               25.74%        30.03%     25.51%         20.13%

*Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Core Equity Fund, the Standard & Poor's 500 Index and Lipper Growth and Income Funds Index from April 1, 1993, to June 30, 1999. The performance of the Fund assumed the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 9/10/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investment Shares prior to 9/10/98 are based on the predecessor Premier Shares class and do not include Investor Share expenses.

Chase Core Equity Fund is the successor to the AVESTA Trust Core Equity Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Core Equity Fund, a new investment portfolio of MFIT.

Chase Core Equity Fund, unlike the AVESTA Core Equity Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Growth and Income Funds Index represents performance of the largest 30 growth and income funds. Each of these funds combines a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Core Equity Fund
as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested


Cash/Other (2.7%)






Investments (97.3%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments

Cash Equivalent & Short Term Paper (2.2%) Transportation (1.3%)

Consumer Cyclicals (19.5%)                Technology (22.6%)




Consumer Staples (3.2%)                   Basic Materials (2.7%)

Capital Goods (6.0%)

                                          Financial (16.3%)

Energy (7.6%)

Liabilities (8.4%)                        Health Care (10.2%)


Top Ten Equity Holdings

Microsoft Corp. (5.7%) Develops, manufactures, licenses and supports computer software products.
General Electric Co. (3.6%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electric distribution.
Wal-Mart Stores, Inc. (2.8%) The "Wal-Mart" Company's discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware and other products.
Charles Schwab Corp. (2.8%) Provides a variety of financial services to individual investors, independent investment managers, retirement plans, and institutions.
American International Group (2.7%) Provides a variety of insurance and financial services in the U.S. and internationally. The Company writes property, casualty, marine, life and financial services insurance.
International Business Machines Corp. (2.6%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment. Best Buy Co., Inc. (2.5%) Retails consumer electronics, home office equipment, entertainment software, and appliances.
Fannie Mae (2.0%) Buys and holds mortgages, and issues and sells guaranteed mortgage-backed securities to facilitate housing ownership for low to middle income Americans.
Citigroup, Inc (2.0%) A diversified financial services holding company that provides investment services, including asset management, consumer finance services, property and casualty insurance services, and life insurance services. Cisco Systems, Inc. (1.9%) Supplies data networking products to the corporate enterprise and public wide area service provider markets. The Company offers a variety of products including routers, LAN switches and remote access concentrators.

Top 10 equity holdings comprised 28.6% of the Fund's market value of investments. Fund holdings are subject to change at any time.

Chase Core Equity Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Shares  Issuer                                                           Value
--------------------------------------------------------------------------------
Long-Term Investments--95.5%
--------------------------------------------------------------------------------
          Common Stock--95.5%
          Airlines--1.3%
 66        Southwest Airlines Co.                                        $ 2,065
                                                                         -------
          Automotive--1.2%
  6        Delphi Automotive Systems                                         112
 23        Ford Motor Co.                                                  1,315
  9        General Motors Corp.                                              587
                                                                         -------
                                                                           2,014
                                                                         -------
          Banking--2.9%
 23        Bank of America Corp.                                           1,714
 39        Bank of New York Co., Inc.                                      1,429
 38        Wells Fargo Co.                                                 1,644
                                                                         -------
                                                                           4,787
                                                                         -------
          Biotechnology--0.3%
  7        Amgen, Inc. *                                                     420
                                                                         -------
          Chemicals--1.7%
 22        E.I. Du Pont de Nemours and Co.                                 1,494
 31        Monsanto Co.                                                    1,238
                                                                         -------
                                                                           2,732
                                                                         -------
          Communications Equipment--1.7%
 42        Lucent Technologies, Inc.                                       2,802
                                                                         -------
          Computer Networks--1.8%
 46        Cisco Systems, Inc. *                                           2,970
                                                                         -------
          Computer Software--5.6%
101        Microsoft Corp. *                                               9,064
                                                                         -------
          Computers/Computer Hardware--7.9%
 43        Compaq Computer Corp.                                           1,007
 74        Dell Computer Corp. *                                           2,731
 31        EMC Corp. *                                                     1,700
 15        Hewlett-Packard Co.                                             1,487
 32        International Business Machines Corp.                           4,149
 28        Solectron Corp. *                                               1,834
                                                                         -------
                                                                          12,908
                                                                         -------
          Consumer Products--3.8%
  6        Clorox Co.                                                        636
 19        Colgate-Palmolive Co.                                           1,879
 22        Gillette Co.                                                      906




                       See notes to financial statements.

Chase Core Equity Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares  Issuer                                                           Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
          Consumer Products--(continued)
 26        Philip Morris Companies, Inc.                                 $ 1,039
 18        Procter & Gamble Co.                                            1,584
                                                                         -------
                                                                           6,044
                                                                         -------
          Diversified--1.6%
 27        Tyco International LTD (Bermuda)                                2,558
                                                                         -------
          Electronics/Electrical Equipment--4.2%
 51        General Electric Co.                                            5,808
 11        Motorola, Inc.                                                  1,028
                                                                         -------
                                                                           6,836
                                                                         -------
          Entertainment/Leisure--1.3%
 28        Time Warner, Inc.                                               2,080
                                                                         -------
          Financial Services--8.7%
 22        American Express Co.                                            2,798
 12        Associates First Capital Corp., Class A                           535
 41        Charles Schwab Corp.                                            4,453
 67        Citigroup, Inc.                                                 3,192
 47        Fannie Mae                                                      3,207
                                                                         -------
                                                                          14,185
                                                                         -------
          Food/Beverage Products--3.1%
 22        Anheuser-Busch Companies, Inc.                                  1,534
 35        Coca-Cola Co.                                                   2,169
 36        PepsiCo, Inc.                                                   1,391
                                                                         -------
                                                                           5,094
                                                                         -------
          Health Care/Health Care Services--1.1%
 20        Guidant Corp. *                                                 1,029
  9        Medtronic, Inc.                                                   736
                                                                         -------
                                                                           1,765
                                                                         -------
          Insurance--4.3%
 35        American General Corp.                                          2,668
 37        American International Group                                    4,325
                                                                         -------
                                                                           6,993
                                                                         -------
          Internet Services/Software--0.7%
 10        America Online, Inc. *                                          1,149
          Manufacturing--0.8%
 17        Illinois Tool Works, Inc.                                       1,382
                                                                         -------
          Media/Advertising--0.5%
 11        Omnicom Group, Inc.                                               860
                                                                         -------



                       See notes to financial statements.

Chase Core Equity Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares  Issuer                                                           Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
          Metals/Mining--0.9%
 24        Aluminum Co. of America (ALCOA)                               $ 1,485
                                                                         -------
          Office/Business Equipment--1.7%
 22        Pitney-Bowes, Inc.                                              1,439
 24        Xerox Corp.                                                     1,406
                                                                         -------
                                                                           2,845
                                                                         -------
          Oil & Gas--7.5%
 14        Chevron Corp.                                                   1,361
 28        Enron Corp.                                                     2,279
 35        Exxon Corp.                                                     2,684
 27        Mobil Corp.                                                     2,624
 21        Royal Dutch Petroleum Co., (Netherlands)
            New York Registered Shares                                     1,277
 15        Texaco, Inc.                                                      934
 23        Williams Companies, Inc.                                          962
                                                                         -------
                                                                          12,121
                                                                         -------
          Pharmaceuticals--8.7%
 25        Abbot Laboratories                                              1,115
 22        American Home Products Corp.                                    1,236
 28        Bristol-Myers Squibb Co.                                        1,993
 17        Eli Lilly & Co.                                                 1,189
 18        Johnson & Johnson, Inc.                                         1,735
 32        Merck & Co., Inc.                                               2,383
 19        Pfizer, Inc.                                                    2,052
 31        Schering-Plough Corp.                                           1,626
 11        Warner-Lambert Co.                                                791
                                                                         -------
                                                                          14,120
                                                                         -------
          Restaurants/Food Services--0.7%
 29        McDonald's Corp.                                                1,194
                                                                         -------
          Retailing--11.5%
 25        Bed Bath & Beyond, Inc. *                                         947
 60        Best Buy Co., Inc. *                                            4,016
 25        Dayton-Hudson Corp.                                             1,596
 39        Gap, Inc.                                                       1,968
 39        Home Depot, Inc.                                                2,487
 48        Kroger Co. *                                                    1,352
 67        Walgreen Co.                                                    1,962



                       See notes to financial statements.

Chase Core Equity Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares  Issuer                                                           Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
          Retailing--(continued)
 93       Wal-Mart Stores, Inc.                                          $ 4,492
                                                                         -------
                                                                          18,820
                                                                         -------
          Semi-Conductors--1.8%
 49        Intel Corp.                                                     2,916
                                                                         -------
          Telecommunications--7.7%
 43        AT&T Corp.                                                      2,390
 36        BellSouth Corp.                                                 1,688
 22        GTE Corp.                                                       1,689
 27        MCI WorldCom, Inc. *                                            2,333
 50        SBC Communications, Inc.                                        2,912
 30        Sprint Corp.                                                    1,570
                                                                         -------
                                                                          12,582
                                                                         -------
          Utilities--0.5%
 33        NiSource Inc.                                                     860
--------------------------------------------------------------------------------
           Total Long-Term Investments                                   155,651
           (Cost $111,049)
--------------------------------------------------------------------------------
Short-Term Investments--2.1%
--------------------------------------------------------------------------------
          Money Market Fund--1.8%
2,949      Fidelity Colchester Street Trust
            Government Fund                                                2,949
           (Cost $2,949)                                                 -------

Principal
Amount
          Repurchase Agreement--0.3%
$548       Credit Suisse First Boston Finance
            (Secured by U.S. Treasury Bonds),
            in a joint trading account at 5.15%,
            dated 06/30/99 due 07/01/99;
            Proceeds $548                                                    548
           (Cost $548)
--------------------------------------------------------------------------------
           Total Short-Term Investments
           (Cost $3,497)                                                   3,497
--------------------------------------------------------------------------------
           Total Investments--97.6%
           (Cost $114,546)                                              $159,148
--------------------------------------------------------------------------------
Index:
* -- Non-income producing security.



                       See notes to financial statements.

Chase Equity Growth Fund
as of June 30, 1999
(unaudited)

How the Fund Performed

Chase Equity Growth Fund, which seeks to provide capital appreciation, had a total return of 11.84% (Premier Shares) for the six-month period ended June 30, 1999.

How the Fund Was Managed

The Fund's performance was bolstered by generally good investment results by the stock market, healthy economic conditions and diminishing fears of global economic uncertainty.

Early in the period, the Fund benefited from its exposure to consumer cyclicals, consumer staples and communication services companies, as these stocks performed relatively well. Several of the Fund's holdings in the financial, health care and technology sectors also contributed positively to performance.

The Fund's exposure to technology stocks proved rewarding to shareholders in April and June, as these stocks recorded solid investment gains on news of good corporate earnings. However, tech stocks, as well as stocks in most other sectors of the economy, came under pressure in May due to rising interest rates brought on by inflation worries.

Positive corporate earnings announcements in the final weeks of the period and a benign Consumer Price Index report for May, released in mid-June, helped boost the Fund's investment results. Good performance by secondary stocks compared to the market and diminishing concerns over earnings also contributed positively to investment results.

Where the Fund May Be Headed

Looking ahead, our outlook for the equity market remains favorable. With broader corporate profitability, fears of poor earnings have subsided. However, security selection and industry diversification will play an important role in delivering strong results in the months ahead. As always, we will focus our research on high-quality growth companies with predictable earnings streams.

Chase Equity Growth Fund
as of June 30, 1999
(unaudited)

Fund Facts
               Objective   Capital appreciation
     Primary investments   Growth-oriented company stocks such
                           as common stocks, preferred stock
                           and convertibles
    Suggested investment
              time frame   Long-term
        Market benchmark   S&P Barra Growth Index
   Lipper Funds Universe   Growth Funds Index
          Inception date   Premier Shares 3/29/88
                           Investor Shares 8/13/98
        Newspaper symbol   Eq Gro
      Dividend Frequency   Quarterly
              Net Assets   Premier Shares $237 Million
                           Investor Shares $7 Million



Investment Style/Market Cap

-------|-------|-------
       |       |   X    Large
-------|-------|-------
       |       |        Med.
-------|-------|-------
       |       |        Small
-------|-------|-------
Value    Blend   Growth

Chase Equity Growth Fund
as of June 30, 1999
(unaudited)

10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Equity Growth Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.


June                         1989     1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
Chase Equity Growth Fund    10,000   11,655   11,751   12,911   14,527   14,206   17,083   20,431   27,737   37,486   48,486
Lipper Growth Funds Index   10,000   11,319   11,908   13,555   15,800   16,067   19,784   23,869   29,977   38,450   46,789
S&P Barra Growth Index      10,000   12,480   13,594   15,387   16,662   16,618   21,724   27,649   38,247   51,530   66,054


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                               1 Year     3 Years     5 Years     10 Years
                               ------     -------     -------     --------
Premier Shares                 29.33%      33.38%       27.83%      17.10%
Investor Shares                29.02%      33.28%       27.77%      17.07%

* Source: Lipper Analyical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Equity Growth Fund, the Standard & Poor's Barra Growth Index and Lipper Growth Funds Index from June 30, 1989 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 8/13/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 8/13/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Equity Growth Fund is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Growth Fund, a new investment portfolio of MFIT.

Chase Equity Growth Fund, unlike the AVESTA Equity Growth Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Growth Funds Index represents performance of the largest 30 growth funds. Each of these funds invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's Barra Growth Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in an index.

Chase Equity Growth Fund
as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested

Cash/Order       (0.7%)
Investments     (99.3%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments

Consumer Staples                          (3.2%)
Capital Goods                             (4.2%)
Cash Equivalents & Short Term Paper       (4.9%)
Utilities                                 (8.3%)
Financial                                 (8.8%)
Health Care                              (17.6%)
Transportation                            (0.9%)
Technology                               (33.8%)
Consumer Cyclicals                       (18.3%)


Top Ten Equity Holdings

Microsoft Corp. (5.6%) Develops, manufactures, licenses and supports computer software products.

General Electric Co. (4.3%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electric distribution.

International Business Machines Corp. (3.7%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

Intel Corp. (3.5%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

Wal-Mart Stores, Inc. (3.2%) The "Wal-Mart"
Company's discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware and other products.

Lucent Technologies, Inc. (3.0%) Designs, develops, manufactures, and distributes communications systems, software and products worldwide.

Charles Schwab Corp. (2.9%) Provides a variety of financial services to individual investors, independent investment managers, retirement plans, and institutions.

MCI WorldCom, Inc. (2.5%) Provides consumers and businesses with local, long distance, Internet, data and international communications services.

Gap, Inc. (2.5%) An international specialty retailer, sells casual apparel, personal care and other accessories for men, women, and children.

EMC Corp. (2.5%) Designs, manufactures, markets and supports hardware, software and service products for the enterprise storage market.

Top 10 equity holdings comprised 33.7% of the Fund's market value of investments. Fund holdings are subject to change at any time.

Chase Equity Growth Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Shares   Issuer                                                            Value
--------------------------------------------------------------------------------
Long-Term Investments--95.6%
--------------------------------------------------------------------------------
         Common Stock--95.6%
         Airlines--0.9%
    70    Southwest Airlines Co.                                         $ 2,164
                                                                         -------
         Biotechnology--3.3%
    84    Amgen, Inc. *                                                    5,101
    45    Biogen, Inc. *                                                   2,894
                                                                         -------
                                                                           7,995
                                                                         -------
         Communications Equipment--3.0%
   109    Lucent Technologies, Inc.                                        7,364
                                                                         -------
         Computer Networks--3.0%
    88    Cisco Systems, Inc. *                                            5,647
    58    Newbridge Networks Corp. (Canada)
           New York Registered Shares *                                    1,666
                                                                         -------
                                                                           7,313
                                                                         -------
         Computer Software--6.1%
    22    Citrix Systems, Inc. *                                           1,254
   152    Microsoft Corp. *                                               13,672
                                                                         -------
                                                                          14,926
                                                                         -------
         Computers/Computer Hardware--9.5%
   105    Dell Computer Corp. *                                            3,881
   112    EMC Corp. *                                                      6,133
    70    International Business Machines Corp.                            9,099
    59    Solectron Corp. *                                                3,948
                                                                         -------
                                                                          23,061
                                                                         -------
         Consumer Products--3.5%
    49    Gillette Co.                                                     2,021
    44    Philip Morris Companies, Inc.                                    1,776
    54    Procter & Gamble Co.                                             4,815
                                                                         -------
                                                                           8,612
                                                                         -------
         Diversified--1.2%
    31    Tyco International LTD (Bermuda)                                 2,899
           Electronics/Electrical Equipment--11.3%
    76    Applied Materials, Inc. *                                        5,629
    94    General Electric Co.                                            10,588
    43    KLA-Tencor Corp. *                                               2,799
    44    Motorola, Inc.                                                   4,188
    64    Novellus Systems, Inc. *                                         4,361
                                                                         -------
                                                                          27,565


                       See notes to financial statements.

Chase Equity Growth Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                            Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Entertainment/Leisure--2.0%
    67    Time Warner, Inc.                                              $ 4,888
                                                                         -------
         Financial Services--6.6%
    18    American Express Co.                                             2,329
    64    Charles Schwab Corp.                                             7,027
    28    Fannie Mae                                                       1,894
    30    Merrill Lynch & Co., Inc.                                        2,358
    25    Morgan Stanley Dean Witter and Co.                               2,527
                                                                         -------
                                                                          16,135
                                                                         -------
         Food/Beverage Products--3.2%
    14    Anheuser-Busch Companies, Inc.                                     958
    70    Coca-Cola Co.                                                    4,344
    63    PepsiCo, Inc.                                                    2,439
                                                                         -------
                                                                           7,741
                                                                         -------
         Health Care/Health Care Services--1.3%
    23    Genzyme Corp. (General Division) *                               1,113
     4    Genzyme Surgical Products *                                         18
    22    Guidant Corp. *                                                  1,132
    13    Medtronic, Inc.                                                  1,008
                                                                         -------
                                                                           3,271
                                                                         -------
         Insurance--2.3%
    47    American International Group                                     5,517
                                                                         -------
         Internet Services/Software--0.6%
    14    America Online, Inc. *                                           1,514
                                                                         -------
         Pharmaceuticals--13.1%
    44    Abbot Laboratories                                               2,011
    52    American Home Products Corp.                                     3,004
    60    Bristol-Myers Squibb Co.                                         4,240
    42    Eli Lilly & Co.                                                  2,998
    40    Johnson & Johnson, Inc.                                          3,930
    78    Merck & Co., Inc.                                                5,735
    39    Pfizer, Inc.                                                     4,258
    62    Schering-Plough Corp.                                            3,281
    37    Warner-Lambert Co.                                               2,532
                                                                         -------
                                                                          31,989
                                                                         -------

                       See notes to financial statements.

Chase Equity Growth Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                            Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Restaurants/Food Services--0.4%
    27    McDonald's Corp.                                               $ 1,095
                                                                         -------
         Retailing--12.4%
    70    Albertson's, Inc.                                                3,615
    61    Bed Bath & Beyond, Inc.*                                         2,335
    38    Best Buy Co., Inc.*                                              2,565
   122    Gap, Inc.                                                        6,167
    45    Home Depot, Inc.                                                 2,913
   171    Kroger Co.*                                                      4,766
   164    Wal-Mart Stores, Inc.                                            7,932
                                                                         -------
                                                                          30,293
                                                                         -------
         Semi-Conductors--3.5%
   142    Intel Corp.                                                      8,464
                                                                         -------
         Telecommunications--8.4%
    37    Ameritech Corp.                                                  2,687
    84    AT&T Corp.                                                       4,666
    72    MCI WorldCom, Inc. *                                             6,180
    29    Nextel Communications, Inc., Class A *                           1,435
    46    SBC Communications, Inc.                                         2,674
    29    Sprint Corp.                                                     1,542
     6    Vodafone AirTouch PLC ADR
           (United Kingdom)                                                1,246
                                                                         -------
                                                                          20,430
--------------------------------------------------------------------------------
         Total Long-Term Investments                                     233,236
         (Cost $138,930)
--------------------------------------------------------------------------------
Short-Term Investments--4.9%
--------------------------------------------------------------------------------
         Money Market Fund--1.0%
 2,387    Fidelity Colchester Street Trust
            Government Fund                                                2,387
                                                                         -------
         (Cost $2,387)


                       See notes to financial statements.

Chase Equity Growth Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Principal
  Amount    Issuer                                                         Value
--------------------------------------------------------------------------------
Short-Term Investments--(continued)
--------------------------------------------------------------------------------
            Repurchase Agreement--3.9%
$9,514        Credit Suisse First Boston Finance
                (Secured by U.S. Treasury Bonds),
                in a joint trading account at 5.15%,
                dated 06/30/99 due 07/01/99;
                Proceeds $9,515                                           $9,514
            (Cost $9,514)
--------------------------------------------------------------------------------
            Total Short-Term Investments                                  11,901
            (Cost $11,901)
--------------------------------------------------------------------------------
            Total Investments--100.5%                                   $245,137
            (Cost $150,831)
--------------------------------------------------------------------------------
Index:
*--Non-income producing security.
ADR--American Depositary Receipt.

                       See notes to financial statements.

                            Chase Equity Income Fund
                              as of June 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Equity Income Fund, which seeks to provide capital appreciation and current income, posted a total return of 10.46% (Premier Shares) for the six-month period ended June 30, 1999.

How the Fund Was Managed

The Fund's good relative performance was fueled by a favorable economic environment and healthy stock market conditions.

Early in 1999, the Fund enjoyed good returns from high-quality growth stocks. As the period progressed, holdings in the energy and capital goods sectors proved rewarding to shareholders. In addition, the Fund's investment in the communication and technology industries contributed positively to returns.

A broad-based stock market rally late in the period also bolstered investment results. The rally was ignited by falling interest rates following a positive Consumer Price Index report for May released in mid-June, and expectations of a modest hike in short-term rates by the Federal Reserve Board. On June 30th, the Fed delivered on those expectations by raising short-term interest rates one-quarter of one percent and, to the surprise of most investors, adopting a neutral bias towards interest rates.

Where the Fund May Be Headed

Looking ahead, our outlook for the stock market remains favorable. However, in the current environment, security selection and industry diversification will be critically important in achieving good return. We intend to use any significant market correction as an opportunity to increase our exposure to securities that, in our judgment, can best help the Fund achieve its long-term investment objective.

                            Chase Equity Income Fund
                              as of June 30, 1999
                                  (unaudited)

Fund Facts

             Objective      Capital appreciation and current income

   Primary investments      Income-oriented company stocks including common
                            stock, preferred stock and convertible securities
  Suggested investment
            time frame      Long-term

      Market benchmark      S&P 500 Index

 Lipper Funds Universe      Equity Income Funds Index

        Inception date      Premier Shares 3/29/88
                            Investor Shares 8/24/98

      Newspaper symbol      Eqlnc

    Dividend Frequency      Quarterly

            Net Assets      Premier Shares $152 Million
                            Investor Shares $2 Million


Investment Style/Market Cap

-------|-------|-------
       |   X   |        Large
-------|-------|-------
       |       |        Med.
-------|-------|-------
       |       |        Small
-------|-------|-------
Value    Blend   Growth

                            Chase Equity Income Fund
                               as of June 30, 1999
                                  (unaudited)

10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Equity Income Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

June                                1989     1990     1991     1992     1993    1994      1995     1996     1997     1998     1999
Chase Equity Income Fund           10,000   10,668   11,279   12,365   14,354   14,241   16,791   20,717   27,292   34,344   41,461
Lipper Equity Income Funds Index   10,000   10,711   11,440   13,228   15,422   15,871   18,553   22,412   28,399   34,435   38,293
S&P 500 Index                      10,000   11,649   12,510   14,188   16,122   16,349   20,611   25,970   34,983   45,533   55,900


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.


                      1 Year     3 Years      5 Years     10 Years
                      ------     -------      -------     --------
Premier Shares        20.72%      26.02%       23.83%      15.28%
Investor Shares       20.42%      25.92%       23.77%      15.25%

*Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance of $10,000 invested in Premier Shares of Chase Equity Income, the Standard & Poor's 500 Index and the Lipper Equity Income Funds Index from June 30, 1989 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 8/24/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 8/24/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

Chase Equity Income Fund is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Income Fund, a new investment portfolio of MFIT.

Chase Equity Income Fund, unlike the AVESTA Equity Income Fund is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance. The Lipper Equity Income Funds Index represents performance of the largest 30 Equity Income Funds. Each of these funds combines a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in an index.

                            Chase Equity Income Fund
                              as of June 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

Cash/Order       (0.3%)
Investments     (99.7%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments

Basic Materials                           (4.4%)
Cash Equivalents & Short Term Paper       (4.8%)
Consumer Staples                          (4.9%)
Capital Goods                             (7.9%)
Energy                                    (9.7%)
Consumer Cyclicals                       (11.1%)
Transportation                            (1.4%)
Technology                               (17.7%)
Financial                                (14.6%)
Health Care                              (11.9%)
Utilities                                (11.6%)


Top Ten Equity Holdings

International Business Machines Corp. (4.2%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

Microsoft Corp. (3.0%) Develops, manufactures, licenses and supports computer software products.

General Electric Co. (3.0%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electric distribution.

American International Group (2.8%) Provides a variety of insurance and financial services in the U.S. and internationally. The Company writes property, casualty, marine, life and financial services insurance.

Citigroup, Inc. (2.7%) A diversified financial services holding company that provides investment services, including asset management, consumer finance services, property and casualty insurance services, and life insurance services.

Lucent Technologies, Inc. (2.6%) Designs, develops, manufactures, and distributes communications systems, software and products worldwide.

American Express Co. (2.6%) Provides travel related, financial advisory and international banking services throughout the world.

Texas Instruments, Inc. (2.4%) Provides semiconductor products worldwide, as well as designs and supplies digital signal processing solutions and analog integrated circuits.

Pfizer, Inc. (2.3%) A research based, global health care company specializing in health care, animal health, and consumer health care. The Company's products include bone and joint devices, anti-inflammatory medicines and personal care products.

Bristol-Myers Squibb Co. (2.2%) diversified worldwide health and personal care company that manufactures and markets pharmaceuticals, consumer medicines, beauty care products, nutritionals, and medical devices.

Top 10 equity holdings comprised 27.8% of the Fund's market value of investments. Fund holdings are subject to change at any time.

Chase Equity Income Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)


Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--95.7%
--------------------------------------------------------------------------------
         Common Stock--95.7%
         -------------------
         Aerospace--2.5%
   39      Lockheed Martin Corp.                                      $  1,438
   34      Raytheon Co., Class B                                         2,407
                                                                      --------
                                                                         3,845
                                                                      --------
         Automotive--1.8%
   11      Delphi Automotive Systems                                       209
   26      Ford Motor Co.                                                1,439
   16      General Motors Corp.                                          1,063
                                                                      --------
                                                                         2,711
                                                                      --------
         Banking--5.5%
   67      Bank of New York Co., Inc.                                    2,454
   34      First Union Corp.                                             1,617
   13      J. P. Morgan & Co., Inc.                                      1,883
   37      SunTrust Banks, Inc.                                          2,555
                                                                      --------
                                                                         8,509
                                                                      --------
         Chemicals--3.7%
   14      Dow Chemical Co.                                              1,827
   31      E.I. Du Pont de Nemours and Co.                               2,090
   47      Monsanto Co.                                                  1,842
                                                                      --------
                                                                         5,759
                                                                      --------
         Communications Equipment--2.6%
   60      Lucent Technologies, Inc.                                     4,049
                                                                      --------
         Computer Networks--0.5%
   12      Cisco Systems, Inc. *                                           780
                                                                      --------
         Computer Software--3.1%
   52      Microsoft Corp. *                                             4,717
                                                                      --------
         Computers/Computer Hardware--7.9%
   19      Hewlett-Packard Co.                                           1,889
   50      International Business Machines Corp.                         6,488
   26      Texas Instruments, Inc.                                       3,785
                                                                      --------
                                                                        12,162
                                                                      --------
         Consumer Products--5.0%
   26      Gillette Co.                                                  1,070
   50      Philip Morris Companies, Inc.                                 2,021
   37      Procter & Gamble Co.                                          3,284

                       See notes to financial statements.

Chase Equity Income Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Consumer Products--(continued)

   43      Ralston-Ralston Purina Group                               $  1,303
                                                                      --------
                                                                         7,678
                                                                      --------
         Diversified--1.2%
   54      Dover Corp.                                                   1,897
                                                                      --------
         Electronics/Electrical Equipment--4.3%
   41      General Electric Co.                                          4,610
   21      Motorola, Inc.                                                2,028
                                                                      --------
                                                                         6,638
                                                                      --------
         Financial Services--6.3%
   31      American Express Co.                                          4,034
   88      Citigroup, Inc.                                               4,181
   20      Merrill Lynch & Co., Inc.                                     1,607
                                                                      --------
                                                                         9,822
                                                                      --------
         Food/Beverage Products--4.9%
   26      Anheuser-Busch Companies, Inc.                                1,866
   31      Coca-Cola Co.                                                 1,925
   30      PepsiCo Inc.                                                  1,161
   87      Sysco Corp.                                                   2,582
                                                                      --------
                                                                         7,534
                                                                      --------
         Insurance--2.8%
   37      American International Group                                  4,313
                                                                      --------
         Multi-Media--0.4%
   19      The Walt Disney Co.                                             573
                                                                      --------
         Office/Business Equipment--1.6%
   42      Xerox Corp.                                                   2,504
                                                                      --------
         Oil & Gas--9.8%
   23      BP Amoco PLC, ADR (United Kingdom)                            2,537
   26      Chevron Corp.                                                 2,503
   26      Enron Corp.                                                   2,150
   29      Mobil Corp.                                                   2,911
   43      Royal Dutch Petroleum Co., (Netherlands)
             New York Registered Shares                                  2,595
    8      Schlumberger, LTD                                               503
   30      Texaco, Inc.                                                  1,863
                                                                      --------
                                                                        15,062
                                                                      --------
                       See notes to financial statements.

Chase Equity Income Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Paper/Forest Products--0.7%
   21      International Paper Co.                                     $ 1,035
                                                                      --------
         Pharmaceuticals--12.0%
   43      Abbot Laboratories                                            1,947
   39      American Home Products Corp.                                  2,243
   49      Bristol-Myers Squibb Co.                                      3,423
   42      Eli Lilly & Co.                                               2,980
   19      Johnson & Johnson, Inc.                                       1,842
   32      Merck & Co., Inc.                                             2,346
   33      Pfizer, Inc.                                                  3,600
                                                                      --------
                                                                        18,381
                                                                      --------
         Retailing--4.0%
   23      Home Depot, Inc.                                              1,450
   21      J.C. Penney Co., Inc.                                         1,010
   17      Sears Roebuck & Co.                                             762
   62      Wal-Mart Stores, Inc.                                         3,001
                                                                      --------
                                                                         6,223
                                                                      --------
         Semi-Conductors--2.0%
   51      Intel Corp.                                                   3,005
                                                                      --------
         Shipping/Transportation--1.4%
   39      Norfolk Southern Corp.                                        1,181
   16      Union Pacific Corp.                                             927
                                                                      --------
                                                                         2,108
                                                                      --------
         Telecommunications--8.0%
   32      Ameritech Corp.                                               2,381
   42      AT&T Corp.                                                    2,369
   28      Bell Atlantic Corp.                                           1,850
   40      BellSouth Corp.                                               1,884
   24      GTE Corp.                                                     1,788
   34      SBC Communications, Inc.                                      1,972
                                                                      --------
                                                                        12,244
                                                                      --------

                       See notes to financial statements.

Chase Equity Income Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)


Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Utilities--3.7%
   52      DQE, Inc.                                                 $   2,074
   31      Duke Energy Corp.                                             1,707
   72      NiSource Inc.                                                 1,854
                                                                     ---------
                                                                         5,635
--------------------------------------------------------------------------------
         Total Long-Term Investments                                   147,184
         (Cost $89,026)
--------------------------------------------------------------------------------
Short-Term Investments--4.9%
--------------------------------------------------------------------------------
         Money Market Fund--2.8%
         -----------------------
   4,268   Fidelity Colchester Street Trust
             Government Fund                                             4,268
                                                                     ---------
         (Cost $4,268)


Principal
Amount
         Repurchase Agreement--2.1%
         --------------------------
   $3,217  Credit Suisse First Boston Finance
             (Secured by U.S. Treasury Bonds),
             in a joint trading account at 5.15%,
             dated 06/30/99 due 07/01/99;
             Proceeds $3,217                                             3,217
         (Cost $3,217)
--------------------------------------------------------------------------------
         Total Short-Term Investments                                    7,485
         (Cost $7,485)
--------------------------------------------------------------------------------
         Total Investments--100.6%                                    $154,669
         (Cost $96,511)
--------------------------------------------------------------------------------

Index:
*--Non-income producing security.
ADR--American Depositary Receipt.

                       See notes to financial statements.

Chase Small Capitalization Fund
as of June 30, 1999
(unaudited)

How the Fund Performed

Chase Small Capitalization Fund, which seeks to provide capital appreciation, had a total return of 4.66% (Premier Shares) for the six-month period ended June 30, 1998.

How the Fund Was Managed

Lackluster performance by secondary stocks early in 1999 detracted from investment results, but superior stock selection by management lifted returns for the period.

Following strong performance at the end of 1998, small cap stocks opened the year on a negative note as investor interest in large-cap growth stocks detracted from their performance. Despite this development, the Fund managed to enjoy good performance from health care and technology stocks.

In the final three months of the period, the Fund enjoyed good performance from stocks across a broad spectrum of industries, most notably basic materials, technology, consumer cyclicals and capital goods. Investors gravitated toward these securities due to their attractive valuations and a marked increase in global economic activity, fueled mainly by improving conditions in Asia.

In May, the Fund came under pressure due to rising interest rates ignited by stronger-than-expected economic reports. However, beginning in mid-June, rates began trending lower following a positive Consumer Price Index report for May and expectations of a modest hike in short-term rates by the Federal Reserve Board.

The Fed delivered on those expectations by raising short-term interest rates one-quarter of one percent on June 30th. More significant, the Fed adopted a neutral bias towards interest rates, suggesting inflation is unlikely to be a problem near-term. This surprise announcement lifted stock prices sharply, enabling the Fund to finish the period on a positive note.

Where the Fund May Be Headed

Looking ahead, our outlook is optimistic for small stocks, in general, and our holdings, in particular. While these stocks finished the period strongly, they remain fundamentally attractive based on our research. Earnings growth prospects for these small companies continue to be strong compared to the market. Moreover, their valuation levels are still favorable, especially when compared to their large-cap counterparts. Since further concerns over interest rates may pose some near-term price volatility for secondary issues, stock selection will play a significant role in achieving above-average investment results in the months ahead.

Chase Small Capitalization Fund
as of June 30, 1999
(unaudited)

Fund Facts

            Objective    Capital appreciation

  Primary investments    Common stocks of small companies

 Suggested investment
          time frame     Long-term

     Market benchmark    S&P 600 Index

Lipper Funds Universe    Small Company Funds Index

       Inception date    Premier Shares 4/1/93
                         Investor Shares 8/12/98

     Newspaper symbol    Sm Cap

   Dividend Frequency    Quarterly

           Net Assets    Premier Shares $76 Million
                         Investor Shares $1 Million


Investment Style/Market Cap

-------|-------|-------
       |       |        Large
-------|-------|-------
       |       |        Med.
-------|-------|-------
   X   |       |        Small
-------|-------|-------
Value    Blend   Growth

Chase Small Capitalization Fund
as of June 30, 1999
(unaudited)

Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Small Capitalization Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This graph is for illustrative purposes only.


                                      April      June
                                      1993       1994      1995      1996      1997      1998     1999
Chase Small Capitalization Fund      10,000      9,550    11,450    15,900    19,540    22,382    22,377
Lipper Small Company Funds Index     10,311     10,543    13,281    17,273    18,361    21,210    21,617
S&P 600 Index                        10,218     10,408    12,528    15,787    19,210    22,945    22,418

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                 Since Inception
                                1 Year      3 Years     5 Years      (4/1/93)
                                ------      -------     -------  ---------------
Premier Shares                  -0.01%      12.06%       18.57%      13.76%
Investor Shares                 -0.20%      11.99%       18.52%      13.72%

*Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance of $10,000 invested in Premier Shares of Chase Small Capitalization Fund, the Standard & Poor's 600 Index and the Lipper Small Company Funds Index from April 1, 1993 to June 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the Index and the Average do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $1 million minimum initial investment and carry no sales charge.

Investor Shares were introduced on 8/12/98 and have a minimum initial investment of $2,500. Please note internal expenses are greater for the Investor Shares class. Performance measurements for the Investor Shares prior to 8/12/98 are based on the predecessor Premier Shares class and do not include Investor Share class expenses.

The Chase Small Capitalization Fund is the successor to the AVESTA Trust Small Capitalization Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Small Capitalization Fund, a new investment portfolio of MFIT.

The Chase Small Capitalization Fund, unlike the AVESTA Small Capitalization Fund is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Small Company Funds Index represents the performance of the 30 largest small company funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard and Poor's 600 Index is a broad-based index consisting of 600 small capitalization companies. The index is unmanaged and reflects the reinvestment of dividend. An individual cannot invest directly in an index.

Small Capitalization funds typically carry more risk than stock funds investing in well-established blue chip companies since smaller companies generally have a higher risk of failure. Historically smaller companies' stock has experienced a greater degree of market volatility than the average stock.

Chase Small Capitalization Fund
as of June 30, 1999
(unaudited)

How Much of the Fund Was Invested

Cash/Other              (1.1%)
Investments            (98.9%)


What the Fund Was Invested In
Percentage of Total Portfolio Investments

Technology                                (20.3%)
Cash Equivalent & Short Term Paper         (2.1%)
Financial                                 (12.3%)
Basic Materials                            (3.5%)
Energy                                     (5.5%)
Transportation                             (2.3%)
Consumer Cyclical                         (24.3%)
Other                                      (2.4%)
Health Care                               (14.2%)
Utilities                                  (2.3%)
Capital Goods                             (10.8%)


Top Ten Equity Holdings

Comverse Technology, Inc. (3.1%) Designs, manufactures, markets, and supports computer and telecommunications systems and software for multimedia communications and information processing applications.

The Profit Recovery Group International, Inc. (2.9%) Provides accounts payable and other recovery audit services to large retailers and other transaction-intensive companies.

Optical Coating Laboratory, Inc (2.7%) Manufactures optical thin film coated components used to manage light. The Company's products are used in computer monitors, telecommunications systems and photocopiers.

Ames Department Stores, Inc. (2.5%) The Company sells apparel, housewares, domestics, electronics, health and beauty care products, and related items.

Spartech Corp. (2.4%) Produces engineered thermoplastic materials, polymeric compounds, and molded and profile products for a wide spectrum of manufacturing customers.

PRI Automation, Inc. (2.3%) Supplies factory automation systems for semiconductor manufacturers and original equipment suppliers.

MedQuist, Inc. (2.3%) Provides electronic transcription and data management services to the healthcare industry. Through its software and transcriptions, the company converts free-form medical dictation into electronically formatted patient records.

Osteotech, Inc. (2.1%) Provides products and services primarily focused in the repair and healing of the musculoskeletal system. The Company markets its products and services to the orthopedic, neurological and general surgery markets.

BJ's Wholesale Club, Inc. (2.1%) A merchandise wholesale club chain. The company sells brand name food and general merchandise at discount prices.

Foodmaker, Inc. (2.0%) Owns, operates and franchises "Jack in the Box" fast food restaurants. The Company is a fast food chain located principally in the western and southwestern United States.

      Top 10 equity holdings comprised 24.4% of the Fund's market value of investments. Fund holdings are subject to change at any time.

Chase Small Capitalization Fund
Portfolio of Investments June 30, 1999 (unaudited)
(amounts in thousands)

Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--98.0%
--------------------------------------------------------------------------------
         Common Stock--98.0%
         -------------------
         Aerospace--1.3%
   46      AAR Corp.                                                    $1,040
                                                                        ------
         Apparel--0.8%
   30      Oshkosh B'Gosh, Inc., Class A                                   630
                                                                        ------
         Automotive--2.2%
   17      O'Reilly Automotive, Inc. *                                     841
   35      Tower Automotive, Inc. *                                        890
                                                                        ------
                                                                         1,731
                                                                        ------
         Banking--7.4%
   16      Bank United Corp., Class A                                      631
   15      City National Corp.                                             569
   34      Dime Community Bancorp., Inc.                                   787
   58      First Sentinel Bancorp Inc.                                     513
   32      First Washington Bancorp, Inc.                                  645
   33      Flushing Financial Corp.                                        508
   45      Harbor Florida Bancshares, Inc.                                 551
   21      ISB Financial Corp.                                             444
   25      ITLA Capital Corp. *                                            393
   38      Klamath First Bancorp, Inc.                                     574
                                                                        ------
                                                                         5,615
                                                                        ------
         Biotechnology--2.1%
   55      Osteotech, Inc. *                                             1,592
                                                                        ------
         Broadcasting--1.0%
   15      Metro Newtworks, Inc. *                                         803
                                                                        ------
         Business Services--6.4%
   26      Fair Issac & Co., Inc.                                          912
   32      Iron Mountain Inc. *                                            927
   38      Metzler Group, Inc. *                                         1,050
   60      Personnel Group of America, Inc. *                              604
   23      Steiner Leisure Ltd.*                                           706
   29      Superior Consultant Holdings Corp. *                            706
                                                                        ------
                                                                         4,905
                                                                        ------


                       See notes to financial statements.

Chase Small Capitalization Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Chemicals--3.5%
   38      Lyondell Chemical Co.                                        $  793
   59      Spartech Corp.                                                1,874
                                                                        ------
                                                                         2,667
                                                                        ------
         Computer Networks--1.7%
   26      Black Box Corp. *                                             1,311
                                                                        ------
         Computer Software--2.7%
   55      Activision Inc. *                                               794
   27      Analytical Surveys Inc. *                                       672
   17      Visio Corp. *                                                   638
                                                                        ------
                                                                         2,104
                                                                        ------
         Computers/Computer Hardware--4.8%
   32      Comverse Technology, Inc. *                                   2,382
   38      National Computer Systems, Inc.                               1,286
                                                                        ------
                                                                         3,668
                                                                        ------
         Construction Materials--2.1%
   73      Dal-Tile International Inc. *                                   834
   38      NCI Building Systems, Inc. *                                    819
                                                                        ------
                                                                         1,653
                                                                        ------
         Consumer Products--1.2%
   30      Chattem, Inc. *                                                 953
                                                                        ------
         Distribution--3.6%
   33      U.S. Foodservice, Inc. *                                      1,398
   55      United Natural Foods, Inc. *                                  1,367
                                                                        ------
                                                                         2,765
                                                                        ------
         Electronics/Electrical Equipment--6.1%
   24      Benchmark Electronics Inc. *                                    871
   18      CTS Corp.                                                     1,243
   22      Hadco Corp. *                                                   878
   75      Lo-Jack Corp. *                                                 626
   51      Vishay Intertechnology, Inc. *                                1,076
                                                                        ------
                                                                         4,694
                                                                        ------
         Engineering Services--1.2%
   25      Jacobs Engineering Group, Inc. *                                933
                                                                        ------
         Entertainment/Leisure--1.9%
   61      Cinar Films, Inc., Class B *                                  1,504
                                                                        ------
                       See notes to financial statements.

Chase Small Capitalization Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares    Issuer                                                        Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Environmental Services--0.9%
   32      U.S. Liquids Inc. *                                          $  664
                                                                        ------
         Financial Services--2.9%
   48      The Profit Recovery Group
             International, Inc. *                                       2,247
                                                                        ------
         Food/Beverage Products--0.8%
   38      Worthington Foods, Inc.                                         634
                                                                        ------
         Health Care/Health Care Services--10.5%
   24      CLOSURE Medical Corp. *                                         707
   30      Hologic, Inc. *                                                 167
   44      IMPATH, Inc. *                                                1,185
   41      MedQuist, Inc. *                                              1,803
   37      Molecular Devices Corp. *                                     1,382
   34      Res-Care Inc. *                                                 772
   33      Ventana Medical Systems, NC *                                   627
   29      Xomed Surgical Products, Inc. *                               1,423
                                                                        ------
                                                                         8,066
                                                                        ------
         Insurance--2.1%
   24      Delphi Financial Group, Inc., Class A *                         873
   38      Harleysville Group Inc.                                         775
                                                                        ------
                                                                         1,648
                                                                        ------
         Machinery & Engineering Equipment--3.4%
   38      Gerber Scientific, Inc.                                         827
   50      PRI Automation, Inc. *                                        1,803
                                                                        ------
                                                                         2,630
                                                                        ------
         Manufacturing--2.7%
   25      Optical Coating Laboratory, Inc.                              2,120
                                                                        ------
         Oil & Gas--5.5%
   20      Atwood Oceanics, Inc. *                                         622
   49      Louis Dreyfus Natural Gas Corp. *                             1,064
   51      Plains Resources, Inc. *                                        967
   57      Pride International, Inc. *                                     603
   30      Range Resources Corp.                                           184
   16      St. Mary Land & Exploration Co.                                 338
   43      Vintage Petroleum, Inc.                                         464
                                                                        ------
                                                                         4,242
                                                                        ------
                       See notes to financial statements.

Chase Small Capitalization Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                        Value
--------------------------------------------------------------------------------
Long-Term Investments--(continued)
--------------------------------------------------------------------------------
         Pharmaceuticals--1.7%
   21      Advance Paradigm Inc. *                                     $ 1,275
                                                                       -------
         Real Estate Investment Trust--1.6%
   39      Alexandria Real Estate Equities, Inc.                         1,213
                                                                       -------
         Retailing--8.9%
   42      Ames Department Stores, Inc. *                                1,935
   53      BJ's Wholesale Club, Inc. *                                   1,592
   31      Chico's FAS Inc. *                                              733
   54      Foodmaker Inc. *                                              1,522
   37      Lithia Motors, Inc. *                                           748
   33      Stride Rite Corp.                                               340
                                                                       -------
                                                                         6,870
                                                                       -------
         Semi-Conductors--1.5%
   76      Actel Corp. *                                                 1,125
                                                                       -------
         Shipping/Transportation--2.3%
   26      M.S. Carriers, Inc. *                                           756
   59      MotivePower Industries, Inc. *                                1,054
                                                                       -------
                                                                         1,810
                                                                       -------
         Telecommunications--0.3%
    7      ANTEC Corp. *                                                   218
                                                                       -------
         Textiles--0.9%
   23      Mohawk Industries, Inc. *                                       685
                                                                       -------
         Utilities--2.0%
   18      American States Water Co.                                       521
   16      Laclede Gas Co.                                                 369
   30      UGI Corp.                                                       606
    3      United Water Resources, Inc.                                     69
                                                                       -------
                                                                         1,565
--------------------------------------------------------------------------------
         Total Long-Term Investments                                    75,580
         (Cost $63,055)
--------------------------------------------------------------------------------

                       See notes to financial statements.

Chase Small Capitalization Fund
Portfolio of Investments June 30, 1999 (unaudited) (continued)
(amounts in thousands)

Shares   Issuer                                                         Value
--------------------------------------------------------------------------------
Short-Term Investments--2.1%
--------------------------------------------------------------------------------
         Money Market Fund--1.8%
         -----------------------
   1,368   Fidelity Colchester Street Trust
             Government Fund
         (Cost $1,368)                                                 $ 1,368
                                                                       -------

Principal
Amount
         Repurchase Agreements--0.3%
         ---------------------------
   $268    Credit Suisse First Boston Finance
             (Secured by U.S. Treasury Bonds), in
             a joint trading account at 5.15%,
             dated 06/30/99 due 07/01/99;
             Proceeds $268                                                 268
         (Cost $268)
--------------------------------------------------------------------------------
         Total Short-Term Investments                                    1,636
         (Cost $1,636)
--------------------------------------------------------------------------------
         Total Investments--100.1%                                     $77,216
         (Cost $64,691)
--------------------------------------------------------------------------------
Index:
*--Non-income producing security.

                       See notes to financial statements.

Chase Funds
Statement of Assets and Liabilities As of June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands, except for per share amounts)

                                                                       Chase       Chase        Chase       Chase
                                                             Chase     Core        Equity       Equity      Small
                                                           Balanced    Equity      Growth      Income    Capitalization
                                                             Fund       Fund        Fund         Fund        Fund
                                                             ----       ----        ----         ----        ----
ASSETS:
Investment securities, at
   value (Note 1)                                         $88,379    $159,148     $245,137    $154,669      $77,216
Cash                                                           21           1          114          --           88
Receivables:
   Investment securities sold                                  --          --           --          --          573
   Trust shares sold                                        1,059       4,307        1,508         289          119
   Interest and dividends                                     612          86          114         167           57
   Expense reimbursement
     from Distributor                                           6           6           12           6            5
                                                          -------    --------     --------    --------      -------
     Total Assets                                          90,077     163,548      246,885     155,131       78,058
                                                          -------    --------     --------    --------      -------
LIABILITIES:
Payables:
   Investment securities
     purchased                                                826          --        1,472          --          391
   Trust shares redeemed                                      352         269        1,211       1,203          398
   Dividends payable                                           --          --           --           8           --
Accrued liabilities: (Note 2)
   Investment advisory fees                                    40          81          136          82           32
   Administration fees                                         10          19           28          18            9
   Custodian                                                   16          21           19          17           16
   Other                                                       53          67           54          57           52
                                                          -------    --------     --------    --------      -------
     Total Liabilities                                      1,297         457        2,920       1,385          898
                                                          -------    --------     --------    --------      -------

NET ASSETS:
Paid in capital                                            73,024     114,789      149,858      88,532       69,431
Accumulated undistributed
   net investment
   income (loss)                                                2           6         (249)         11           (6)
Accumulated undistributed
   (distributions in excess of)
   net realized gain (loss)
   on investments                                              99       3,694           50       7,045       (4,790)
Net unrealized appreciation
   of investments                                          15,655      44,602       94,306      58,158       12,525
                                                          -------    --------     --------    --------      -------
     Net Assets                                           $88,780    $163,091     $243,965    $153,746      $77,160
                                                          =======    ========     ========    ========      =======

Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number
   of shares authorized)
     Premier Shares                                         2,390       5,382        4,044       2,995        3,657
     Investor Shares                                           85          47          123          31           36
Net Asset Value, maximum
   offering and redemption
   price per share
     Premier Shares                                        $35.87      $30.04       $58.56      $50.81       $20.89
     Investor Shares                                       $35.82      $30.01       $58.43      $50.85       $20.85

Cost of Investments                                       $72,724    $114,546     $150,831     $96,511      $64,691
                                                          -------    --------     --------    --------      -------

                       See notes to financial statements.

Chase Funds
Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                  Chase        Chase       Chase         Chase
                                       Chase      Core         Equity      Equity        Small
                                     Balanced     Equity       Growth      Income    Capitalization
                                       Fund       Fund         Fund        Fund          Fund
                                      ------      ------       ------     -------       ------
INVESTMENT INCOME:
Dividend ..........................    $ 105       $ 598        $ 599     $ 1,021        $ 239
Interest ..........................      994         134          197         150           84
Foreign taxes withheld                    --          (3)          --          (9)          --
                                      ------      ------       ------     -------       ------
   Total investment income ........    1,099         729          796       1,162          323
                                      ------      ------       ------     -------       ------
EXPENSES: (Note 2)
Investment advisory fees ..........      270         474          782         522          247
Administration fees ...............       54          95          156         104           50
Distribution fees .................        1           1            5           1            1
Custodian fees ....................       33          42           40          38           34
Printing and postage ..............       15          25           30          30           17
Professional fees .................       16          17           19          18           17
Registration costs ................       22          25           26          21           21
Transfer agent fees ...............       31          40           63          39           35
Trustees' fees ....................        1           2            4           3            1
Other .............................        4           6            4           7            3
                                      ------      ------       ------     -------       ------
   Total expenses .................      447         727        1,129         783          426
                                      ------      ------       ------     -------       ------
   Less amounts waived
     (Note 2D) ....................       74          77           46          68           78
   Less expenses borne
     by Distributor ...............       13          20           38          19           18
                                      ------      ------       ------     -------       ------
   Net expenses ...................      360         630        1,045         696          330
                                      ------      ------       ------     -------       ------
   Net investment
     income (loss) ................      739          99         (249)        466           (7)
                                      ------      ------       ------     -------       ------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   on investments .................      (44)      3,394          558       7,045       (2,732)
Change in net unrealized
   appreciation on
   investments ....................    2,659      12,847       22,993       6,558        6,574
                                      ------      ------       ------     -------       ------
Net realized and
   unrealized gain
   on investments .................    2,615      16,241       23,551      13,603        3,842
                                      ------      ------       ------     -------       ------
Net increase in net assets
   from operations ................   $3,354     $16,340      $23,302     $14,069       $3,835
                                      ======     =======      =======     =======       ======

                       See notes to financial statements.

Chase Funds
Statements of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                   Chase           Chase Core         Chase Equity
                                               Balanced Fund       Equity Fund        Growth Fund
                                             -----------------------------------------------------------
                                             01/01/99   Year     01/01/99   Year     01/01/99   Year
                                             Through    Ended    Through    Ended    Through    Ended
                                             06/30/99  12/31/98  06/30/99  12/31/98  06/30/99  12/31/98
                                             --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss) ............   $739    $  1,085  $     99  $    263  $   (249) $     65
   Net realized gain (loss)
    on investments .........................    (44)      2,397     3,394     3,962       558     6,296
   Change in net unrealized appreciation
    on investments .........................  2,659       7,274    12,847    14,995    22,993    40,718
                                            -------    --------  --------  --------  --------  --------
   Increase (decrease) in net assets
    from operations ........................  3,354      10,756    16,340    19,220    23,302    47,079
                                            -------    --------  --------  --------  --------  --------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ...................   (737)     (1,085)      (93)     (263)       --       (65)
   In excess of net investment income ......     --          (2)       --        (3)       --       (15)
   Net realized gain on investment
    transactions ...........................     --      (2,053)       --    (3,659)       --    (5,914)
   In excess of net realized gain on
    investment transactions ................     --          --        --        --        --        --
                                            -------    --------  --------  --------  --------  --------
   Total distributions to shareholders .....   (737)     (3,140)      (93)   (3,925)       --    (5,994)
                                            -------    --------  --------  --------  --------  --------
Increase from capital share
   transactions (Note 5) ................... 27,130      15,058    58,284    21,868    40,338    62,510
                                            -------    --------  --------  --------  --------  --------
     Total increase in net assets .......... 29,747      22,674    74,531    37,163    63,640   103,595

NET ASSETS:
   Beginning of period ..................... 59,033      36,359    88,560    51,397    80,325    76,730
                                            -------    --------  --------  --------  --------  --------
   End of period ...........................$88,780     $59,033  $163,091   $88,560  $243,965  $180,325
                                            =======    ========  ========  ========  ========  ========

                                           Chase Equity        Chase Small
                                           Income Fund     Capitalization Fund
                                        --------------------------------------
                                         01/01/99   Year     01/01/99    Year
                                         Through    Ended    Through     Ended
                                         06/30/99  12/31/98  06/30/99   12/31/98
                                         --------  --------  --------  ---------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss) ........ $    466  $    811  $     (7)  $    (17)
   Net realized gain (loss)
    on investments .....................    7,045       382    (2,732)     2,044
   Change in net unrealized appreciation
    on investments .....................    6,558    22,275     6,574     (3,092)
                                         --------  --------   -------   --------
   Increase (decrease) in net assets
    from operations ....................   14,069    23,468     3,835     (1,065)
                                         --------  --------   -------   --------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ...............     (449)     (811)       --         --
   In excess of net investment income ..       --       (18)       --         --
   Net realized gain on investment
    transactions .......................       --      (382)       --     (2,044)
   In excess of net realized gain on
    investment transactions ............       --        (5)       --     (2,080)
                                         --------  --------   -------   --------
   Total distributions to shareholders .     (449)   (1,216)       --     (4,124)
                                         --------  --------   -------   --------
Increase from capital share
   transactions (Note 5) ...............   12,208    30,423     8,533     29,953
                                         --------  --------   -------   --------
     Total increase in net assets ......   25,828    52,675    12,368     24,764

NET ASSETS:
   Beginning of period .................  127,918    75,243    64,792     40,028
                                         --------  --------   -------   --------
   End of period ....................... $153,746  $127,918   $77,160    $64,792
                                         ========  ========   =======   ========

                                       49

                       See notes to financial statements.

Chase Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies--Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Chase Balanced Fund ("CBF"), Chase Core Equity Fund ("CCEF"), Chase Equity Growth Fund ("CEGF"), Chase Equity Income Fund ("CEIF"), and Chase Small Capitalization Fund ("CSCF"), collectively, the "Funds", are separate series of the Trust. Each Fund offers Premier and Investor classes of shares.

All classes of shares have equal voting rights as to earnings, assets and voting privileges, except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement. Premier Shares may be purchased only by Financial Intermediaries who are able to meet the minimum investment requirement.

The Funds were established on January 1, 1998 for the conversion of the AVESTA Trust to the newly created Chase Funds of the Mutual Fund Investment Trust. AVESTA Trust contributed securities and other assets (net of liabilities) in a tax-free exchange for shares of the corresponding portfolio of the newly created Funds. The Chase Manhattan Bank agreed to bear all costs related to conversion.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments--Equity securities are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements--Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds of the Trust may transfer uninvested cash balances into one or more joint trading accounts for the purpose of investing in repurchase agreements. It is the Funds' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held in one or more joint trading accounts by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System.

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   C. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   D. Expenses--Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (including transfer agent fees) are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   E. Federal income taxes--Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders--Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.75% of each Fund's average daily net assets. The Advisor voluntarily waived a portion of its fees as outlined in Note 2.D.

   Chase Texas, a wholly-owned subsidiary of The Chase Manhattan Corporation, is the Sub-Investment Advisor to each Fund. Pursuant to the Sub-Investment Advisory Agreement between Chase Texas and Chase, Chase Texas is entitled to receive a fee payable by Chase from its advisory fee, at an annual rate equal to 0.375% of average daily net assets.

   B. Distribution and sub-administration fees--Pursuant to a Distribution and Sub-Administration Agreement, Chase Fund Distributors, Inc. ("CFD" or the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Funds' distributor and sub-administrator.

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   The Trust has adopted a Rule 12b-1 distribution plan for Investor Class shares, which provides for the payment of distribution fees at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares of each of the Funds.

   For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets.

   The Distributor voluntarily waived some or all of its fees as outlined in
   Note 2.D.

   C. Administration fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0. 10% of the respective Fund's average daily net assets.

   D. Waivers of fees--For the six months ended June 30, 1999, the Investment Advisor and Distributor voluntarily waived fees for each of the Funds as follows (in thousands):

                                     CBF     CCEF     CEGF     CEIF    CSCF
                                     ---     ----     ----     ----    ----
   Investment Advisory ............. $73     $76      $41      $67     $77
   Distribution ....................   1       1        5        1       1
                                     ---     ---      ---      ---     ---
   Total ........................... $74     $77      $46      $68     $78
                                     ===     ===      ===      ===     ===

   E. Other--Certain officers of the Trust are officers of Chase Fund Distributors, Inc. or of its parent corporation, The BISYS Group, Inc.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions--For the six months ended June 30, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                     CBF     CCEF     CEGF     CEIF     CSCF
                                     ---     ----     ----     ----     ----
Purchases (excluding
   U.S. Government) .............. $14,730  $63,145  $51,939  $20,640  $23,070
Sales (excluding
   U.S. Government) ..............   2,759    9,254   15,865   11,128   14,144
Purchases of
   U.S. Government ...............  16,980        -        -        -        -
Sales of U.S. Government .........   2,210        -        -        -        -

4. Federal Income Tax Matters--For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 1999, are as follows (in thousands):

                                   CBF      CCEF     CEGF     CEIF     CSCF
                                   ---      ----     ----     ----     ----
Aggregate cost ................. $72,724  $114,546  $150,831  $96,511  $64,691
                                 -------  --------  --------  -------  -------
Gross unrealized
   appreciation ................ $17,321  $ 47,103  $ 96,630  $59,944  $16,731
Gross unrealized
   depreciation ................  (1,666)   (2,501)   (2,324)  (1,786)  (4,206)
                                 -------  --------  --------  -------  -------
Net unrealized appreciation .... $15,655  $ 44,602  $ 94,306  $58,158  $12,525
                                 =======  ========  ========  =======  =======

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest--Transactions in Shares of Beneficial Interest were as follows for the periods presented (in thousands):

                                                  Chase Balanced Fund
                                           -------------------------------------
                                             1/1/99 Through      Year Ended
Premier Shares                                  6/30/99           12/31/98
                                           -----------------   -----------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................   $32,350      916    $29,750      934
Shares issued in reinvestment
   of distributions ....................       726       20      3,139       94
Shares redeemed ........................    (9,009)    (255)   (17,849)    (562)
                                           -------    -----    -------    -----
Net increase in Trust
   shares outstanding ..................   $24,067      681    $15,040      466
                                           =======    =====    =======    =====

                                                  Chase Balanced Fund
                                           -------------------------------------
                                            1/1/99 Through   10/16/1998* Through
Investor Shares                                 6/30/99           12/31/98
                                           ----------------- -------------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................   $ 3,119       86       $17         1
Shares issued in reinvestment
   of distributions ....................        11       --         1        --
Shares redeemed ........................       (67)      (2)       --        --
                                           -------   ------      ----      ----
Net increase in Trust
   shares outstanding ..................   $ 3,063       84       $18         1
                                           =======   ======      ====      ====

                                                  Chase Core Equity Fund
                                           -------------------------------------
                                             1/1/99 Through      Year Ended
Premier Shares                                  6/30/99           12/31/98
                                           -----------------   -----------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $73,493     2,623   $33,357     1,410
Shares issued in reinvestment
   of distributions ....................       91         3     3,840       149
Shares redeemed ........................  (16,617)     (583)  (15,351)     (639)
                                          -------    ------   -------     -----
Net increase in Trust
   shares outstanding ..................  $56,967     2,043   $21,846       920
                                          =======    ======   =======     =====

                                                  Chase Core Equity Fund
                                           -------------------------------------
                                            1/1/99 Through    9/10/98* Through
Investor Shares                                 6/30/99           12/31/98
                                           ----------------- -------------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $ 1,387        48      $21          1
Shares issued in reinvestment
   of distributions ....................       --        --        1         --
Shares redeemed ........................      (70)       (2)      --         --
                                          -------      ----     ----       ----
Net increase in Trust
   shares outstanding ..................  $ 1,317        46      $22          1
                                          =======      ====     ====       ====

                                                  Chase Equity Growth Fund
                                           -------------------------------------
                                             1/1/99 Through      Year Ended
Premier Shares                                  6/30/99           12/31/98
                                           -----------------   -----------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $53,703       961   $80,644     1,862
Shares issued in reinvestment
  of distributions .....................       --        --     5,872       116
Shares redeemed ........................  (18,770)     (335)  (25,217)     (561)
                                          -------     -----   -------     -----
Net increase in Trust
  shares outstanding ...................  $34,933       626   $61,299     1,417
                                          =======     =====   =======     =====

Chase Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                  Chase Equity Growth Fund
                                           -------------------------------------
                                            1/1/99 Through    8/13/98* Through
Investor Shares                                 6/30/99           12/31/98
                                           ----------------- -------------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $ 5,528        99    $1,269        28
Shares issued in reinvestment
   of distributions ....................       --        --        44         1
Shares redeemed ........................     (123)       (2)     (102)       (3)
                                          -------      ----    ------      ----
Net increase in Trust
   shares outstanding ..................  $ 5,405        97    $1,211        26
                                          =======      ====    ======      ====


                                                  Chase Equity Income Fund
                                           -------------------------------------
                                             1/1/99 Through      Year Ended
Premier Shares                                  6/30/99           12/31/98
                                           -----------------   -----------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $24,472       508   $49,582     1,208
Shares issued in reinvestment
   of distributions ....................      432         9     1,190        28
Shares redeemed ........................  (14,082)     (292)  (20,417)     (501)
                                          -------      ----   -------     -----
Net increase in Trust
   shares outstanding ..................  $10,822       225   $30,355       735
                                          =======      ====   =======     =====


                                                  Chase Equity Income Fund
                                           -------------------------------------
                                            1/1/99 Through    8/24/98* Through
Investor Shares                                 6/30/99           12/31/98
                                           ----------------- -------------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $ 1,614        33       $68         2
Shares issued in reinvestment
   of distributions ....................        2        --        --        --
Shares redeemed ........................     (230)       (4)       --        --
                                          -------      ----      ----      ----
Net increase in Trust
   shares outstanding ..................  $ 1,386        29       $68         2
                                          =======      ====      ====      ====


                                              Chase Small Capitalization Fund
                                           -------------------------------------
                                             1/1/99 Through      Year Ended
Premier Shares                                  6/30/99           12/31/98
                                           -----------------   -----------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................  $15,128       792   $38,507     1,806
Shares issued in reinvestment
   of distributions ....................       --        --     3,988       210
Shares redeemed ........................   (7,207)     (378)  (12,590)     (611)
                                          -------     -----   -------     -----
Net increase in Trust
   shares outstanding ..................  $ 7,921       414   $29,905     1,405
                                          =======     =====   =======     =====


                                              Chase Small Capitalization Fund
                                           -------------------------------------
                                            1/1/99 Through    8/12/98* Through
Investor Shares                                 6/30/99           12/31/98
                                           ----------------- -------------------
                                           Amount    Shares    Amount     Shares
                                           ------    ------    ------     ------
Shares sold ............................    $646        35       $45          3
Shares issued in reinvestment
   of distributions ....................      --        --         3         --
Shares redeemed ........................     (34)       (2)       --         --
                                            ----       ---      ----        ---
Net increase in Trust
   shares outstanding ..................    $612        33       $48          3
                                            ====       ===      ====        ===

*Commencement of offering of class of shares

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
--------------------------------------------------------------------------------

                                                                        Chase Balanced Fund
                                            -----------------------------------------------------------------------------------

                                                              Premier Shares                                Investor Shares
                                            -----------------------------------------------------      ------------------------
                                            01/01/99          For the Years Ended December 31,          01/01/99     10/16/98*
                                            Through     -----------------------------------------       Through      Through
                                            06/30/99    1998     1997      1996     1995     1994       06/30/99     12/31/98
                                            --------    ----     ----      ----     ----     ----       --------     ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ......  $34.54    $29.26   $23.66    $21.25   $17.16   $17.56       $34.51       $31.87
                                             ------    ------   ------    ------   ------   ------       ------       ------
Income from Investment Operations:
   Net investment income ..................    0.34      0.73     0.74      0.63     0.57     0.46         0.32@        0.10
   Net gains or losses in securities
     (both realized and unrealized) .......    1.33      6.53     4.86      1.78     3.52    (0.86)        1.30         3.95
                                             ------    ------   ------    ------   ------   ------       ------       ------
   Total from Investment Operations .......    1.67      7.26     5.60      2.41     4.09    (0.40)        1.62         4.05
                                             ------    ------   ------    ------   ------   ------       ------       ------
Less Distributions:
   Dividends from net investment income ...    0.34      0.73       --        --       --       --         0.31         0.16
   Distributions from capital gains .......      --      1.25       --        --       --       --           --         1.25
                                             ------    ------   ------    ------   ------   ------       ------       ------
   Total Distributions ....................    0.34      1.98       --        --       --       --         0.31         1.41
                                             ------    ------   ------    ------   ------   ------       ------       ------
Net Asset Value, End of Period ............  $35.87    $34.54   $29.26    $23.66   $21.25   $17.16       $35.82       $34.51
                                             ======    ======   ======    ======   ======   ======       ======       ======

Total Return ..............................    4.84%    25.15%   23.67%    11.31%   23.83%   (2.27%)       4.71%       12.78%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ......     $86       $59      $36       $23      $21      $23           $3           $1
Ratios to Average Net Assets:#
   Expenses ...............................    1.00%     1.00%    1.00%     1.00%    1.00%    1.00%        1.24%        1.25%
   Net investment income ..................    2.04%     2.32%    2.73%     2.82%    2.94%    2.69%        1.86%        1.84%
   Expenses without waivers and
     assumption of expenses ...............    1.20%     1.28%    1.28%     1.17%    1.17%    1.17%        4.48%      107.16%
   Net investment income without waivers
     and assumption of expenses ...........    1.84%     2.04%    2.45%     2.65%    2.77%    2.52%       (1.38%)    (104.07%)
Portfolio Turnover Rate ...................       7%       58%      64%       70%      98%     157%           7%          58%

---------------
* Commencement of offering of class of shares
# Short periods have been annualized
@ Calculated using average shares outstanding


                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
-------------------------------------------------------------------------------

                                                                                Chase Core Equity Fund
                                                ----------------------------------------------------------------------------------
                                                                     Premier Shares                             Investor Shares
                                                -----------------------------------------------------------  ---------------------
                                                01/01/99           For the Years Ended December 31,           01/01/99    9/10/98*
                                                Through     -----------------------------------------------   Through     Through
                                                06/30/99    1998      1997      1996       1995       1994    06/30/99    12/31/98
                                                --------    ----      ----      ----       ----       ----    --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .........   $26.52    $21.25    $15.94    $13.01     $10.36     $10.80     $26.52    $  21.49
                                                 ------    ------    ------    ------     ------     ------     ------    --------
Income from Investment Operations:
   Net investment income .....................     0.02      0.09      0.14      0.16       0.17       0.18       0.02          --
   Net gains or losses in securities
    (both realized and unrealized) ...........     3.52      6.44      5.17      2.77       2.48      (0.62)      3.48        6.22
                                                 ------    ------    ------    ------     ------     ------     ------    --------
   Total from Investment Operations ..........     3.54      6.53      5.31      2.93       2.65      (0.44)      3.50        6.22
                                                 ------    ------    ------    ------     ------     ------     ------    --------
Less Distributions:
   Dividends from net investment income ......     0.02      0.09        --        --         --         --       0.01        0.02
   Distributions from capital gains ..........       --      1.17        --        --         --         --         --        1.17
                                                 ------    ------    ------    ------     ------     ------     ------    --------
   Total Distributions .......................     0.02      1.26        --        --         --         --       0.01        1.19
                                                 ------    ------    ------    ------     ------     ------     ------    --------
Net Asset Value, End of Period ...............   $30.04    $26.52    $21.25    $15.94     $13.01     $10.36     $30.01    $  26.52
                                                 ======    ======    ======    ======     ======     ======     ======    ========
Total Return .................................    13.35%    30.95%    33.33%    22.54%     25.53%     (4.03%)    13.18%      29.08%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .........   $  162    $   89    $   51    $   29     $   24      $  21     $    1    $      1
Ratios to Average Net Assets:#
   Expenses ..................................     1.00%     1.00%     1.00%     1.00%      1.00%      1.00%      1.24%       1.23%
   Net investment income .....................     0.16%     0.39%     0.74%     1.10%      1.44%      1.68%     (0.11%)     (0.03%)
   Expenses without waivers and assumption
    of expenses ..............................     1.12%     1.18%     1.20%     1.14%      1.17%      1.27%      9.46%     140.46%
   Net investment income without waivers
    and assumption of expenses ...............     0.04%     0.21%     0.54%     0.96%      1.27%      1.41%     (8.33%)   (139.26%)
Portfolio Turnover Rate ......................        8%       32%       24%       29%       133%       129%         8%         32%

-------------
* Commencement of offering of class of shares
# Short periods have been annualized

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
-------------------------------------------------------------------------------

                                                                          Chase Equity Growth Fund
                                                ----------------------------------------------------------------------------------
                                                                     Premier Shares                             Investor Shares
                                                -----------------------------------------------------------  ---------------------
                                                01/01/99           For the Years Ended December 31,           01/01/99    9/10/98*
                                                Through     -----------------------------------------------   Through     Through
                                                06/30/99    1998      1997      1996       1995       1994    06/30/99    12/31/98
                                                --------    ----      ----      ----       ----       ----    --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ........   $52.36     $38.36    $27.95    $23.20     $18.44     $18.61    $52.30      $45.57
                                                ------     ------    ------    ------     ------     ------    ------      ------
Income from Investment Operations:
   Net investment income ....................    (0.06)      0.03      0.07      0.10       0.17       0.20     (0.06)      (0.02)
   Net gains or losses in securities
    (both realized and unrealized) ..........     6.26      15.78     10.34      4.65       4.59      (0.37)     6.19        8.53
                                                ------     ------    ------    ------     ------     ------    ------      ------
   Total from Investment Operations .........     6.20      15.81     10.41      4.75       4.76      (0.17)     6.13        8.51
                                                ------     ------    ------    ------     ------     ------    ------      ------
Less Distributions:
   Dividends from net investment income .....       --       0.03        --        --         --         --        --          --
   Distributions from capital gains .........       --       1.78        --        --         --         --        --        1.78
                                                ------     ------    ------    ------     ------     ------    ------      ------
   Total Distributions ......................       --       1.81        --        --         --         --        --        1.78
                                                ------     ------    ------    ------     ------     ------    ------      ------
Net Asset Value, End of Period ..............   $58.56     $52.36    $38.36    $27.95     $23.20     $18.44    $58.43      $52.30
                                                ======     ======    ======    ======     ======     ======    ======      ======
Total Return ................................    11.84%     41.38%    37.20%    20.52%     25.78%     (0.90%)   11.72%      18.80%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ........   $  237     $  179    $   74    $   57     $   46     $   37    $    7      $    1
Ratios to Average Net Assets:#
   Expenses .................................     1.00%      1.00%     1.00%     1.00%      1.00%      1.00%     1.24%       1.25%
   Net investment income ....................    (0.23%)     0.05%     0.20%     0.41%      0.78%      1.07%    (0.50%)     (0.19%)
   Expenses without waivers and
    assumption of expenses ..................     1.04%      1.09%     1.11%     1.08%      1.10%      1.17%     3.58%       5.88%
   Net investment income without waivers
    and assumption of expenses ..............    (0.27%)    (0.04%)    0.09%     0.33%      0.68%      0.90%    (2.84%)      4.82%
Portfolio Turnover Rate .....................        8%        35%       35%       62%        99%       116%        8%         35%

-------------
* Commencement of offering of class of shares
# Short periods have been annualized

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
-------------------------------------------------------------------------------

                                                                             Chase Equity Income Fund
                                                ----------------------------------------------------------------------------------
                                                                     Premier Shares                             Investor Shares
                                                -----------------------------------------------------------  ---------------------
                                                01/01/99           For the Years Ended December 31,           01/01/99    9/10/98*
                                                Through     -----------------------------------------------   Through     Through
                                                06/30/99    1998      1997      1996      1995      1994      06/30/99    12/31/98
                                                --------    ----      ----      ----      ----      ----      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ........   $46.14     $36.97    $28.21    $23.93    $17.90    $18.52      $46.23      $40.49
                                                ------     ------    ------    ------    ------    ------      ------      ------
   Income from Investment Operations:
   Net investment income ....................     0.16       0.33      0.40      0.43      0.44      0.39        0.09        0.06
   Net gains or losses in securities
    (both realized and unrealized) ..........     4.66       9.32      8.36      3.85      5.59     (1.01)       4.64        5.89
                                                ------     ------    ------    ------    ------    ------      ------      ------
   Total from Investment Operations .........     4.82       9.65      8.76      4.28      6.03     (0.62)       4.73        5.95
                                                ------     ------    ------    ------    ------    ------      ------      ------
Less Distributions:
   Dividends from net investment income .....     0.15       0.34        --        --        --        --        0.11        0.07
   Distributions from capital gains .........       --       0.14        --        --        --        --          --        0.14
                                                ------     ------    ------    ------     ------   ------      ------      ------
   Total Distributions ......................     0.15       0.48        --        --        --        --        0.11        0.21
                                                ------     ------    ------    ------     ------   ------      ------      ------
Net Asset Value, End of Period ..............   $50.81     $46.14    $36.97    $28.21    $23.93    $17.90      $50.85      $46.23
                                                ======     ======    ======    ======    ======    ======      ======      ======
Total Return ................................    10.46%     26.20%    31.50%    17.87%    33.72%    (3.37%)     10.25%      14.70%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ........   $  152     $  128    $   75    $   63    $   55    $   39      $    2      $    1
Ratios to Average NetAssets:#
Expenses ....................................     1.00%      1.00%     1.00%     1.00%     1.00%     1.00%       1.23%       1.18%
Net investment income .......................     0.67%      0.82%     1.67%     1.67%     2.10%     2.13%       0.45%       0.57%
   Expenses without waivers and assumption
    of expenses .............................     1.10%      1.10%     1.11%     1.07%     1.09%     1.12%       7.29%      37.61%
   Net investment income without waivers and
    assumption of expenses ..................     0.57%      0.72%     1.56%     1.60%     2.01%     2.01%      (5.61%)    (35.86%)
Portfolio Turnover Rate .....................        8%         3%       14%       24%       11%       42%          8%          3%

-------------
* Commencement of offering of class of shares
# Short periods have been annualized

                       See notes to financial statements.

Chase Funds
Financial Highlights (unaudited) (throughout each period indicated)
-------------------------------------------------------------------------------

                                                                     Chase Small Capitalization Fund
                                                ----------------------------------------------------------------------------------
                                                                     Premier Shares                             Investor Shares
                                                -----------------------------------------------------------  ---------------------
                                                01/01/99           For the Years Ended December 31,           01/01/99    9/10/98*
                                                Through     -----------------------------------------------   Through     Through
                                                06/30/99    1998      1997      1996      1995      1994      06/30/99    12/31/98
                                                --------    ----      ----      ----      ----      ----      --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...        $19.96     $21.78    $17.55    $13.41    $10.23    $10.89      $ 19.94     $ 19.86
                                                ------     ------    ------    ------    ------    ------      -------     -------
Income from Investment Operations:
   Net investment income ...............            --      (0.01)     0.02      0.01      0.05      0.06           --       (0.01)
   Net gain or losses in securities
    (both realized and unrealized) .....          0.93      (0.46)     4.21      4.13      3.13     (0.72)        0.91        1.44
                                                ------     ------    ------    ------    ------    ------      -------     -------
   Total from Investment Operations ....          0.93      (0.47)     4.23      4.14      3.18     (0.66)        0.91        1.43
                                                ------     ------    ------    ------    ------    ------      -------     -------
Less Distributions:
   Distributions from capital gains ....            --       0.71        --        --        --        --           --        0.71
   In excess of net realized gain
    on investment ......................            --       0.64        --        --        --        --           --        0.64
                                                ------     ------    ------    ------    ------    ------      -------     -------
   Total Distributions .................            --       1.35        --        --        --        --           --        1.35
                                                ------     ------    ------    ------    ------    ------      -------     -------
Net Asset Value, End of Period .........        $20.89     $19.96    $21.78    $17.55    $13.41    $10.23      $ 20.85     $ 19.94
                                                ======     ======    ======    ======    ======    ======      =======     =======
Total Return ...........................          4.66%     (1.83%)   24.08%    30.88%    31.14%    (6.12%)       4.56%       7.56%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...        $   76     $   65    $   40    $   21    $   13    $    9      $     1     $     1
Ratios to Average Net Assets:#
   Expenses ............................          1.00%      1.00%     1.00%     1.22%     1.35%     1.45%        1.24%       1.24%
   Net investment income ...............         (0.02%)    (0.03%)    0.13%     0.04%     0.46%     0.55%       (0.25%)     (0.18%)
   Expenses without waivers and
    assumption of expenses .............          1.24%      1.26%     1.40%     1.37%     1.50%     1.60%       13.66%      74.81%
   Net investment income without waivers
    and assumption of expenses .........         (0.26%)    (0.29%)   (0.27%)   (0.11%)    0.31%     0.40%      (12.67%)    (73.75%)
Portfolio Turnover Rate ................            22%        45%       43%       68%       89%      120%          22%         45%

-------------
* Commencement of offering of class of shares
# Short periods have been annualized

                       See notes to financial statements.

CHASE EQUITY FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

Investment Adviser, Administrator,          This report is submitted
                                            for the general information
Shareholder and Fund Servicing              of the shareholders of the
                                            Funds. It is not authorized
Agent and Custodian                         for distribution to prospective
                                            investors in the  Funds unless
Chase Funds Service Center                  preceded or accompanied by a
210 West 10th Street                        prospectus.
Kansas City, MO 64105
                                            The financial information in
Legal Counsel                               this report has been taken
                                            from the books and records of
Simpson Thacher & Bartlett                  the Funds without examination
425 Lexington Avenue                        by independent accountants, who
New York, NY 10017                          express no opinion thereto.

Independent Accountants                     To obtain a prospectus for any
                                            of the Chase Funds, call
PricewaterhouseCoopers LLP                  1-888-5-CHASE-0. The prospectus
1177 Avenue of the Americas                 contains more complete information,
New York, NY 10036                          including charges and expenses.
                                            Please read it carefully before
Chase Funds are distributed                 you invest or send money.
by Chase Fund Distributors, Inc.
which is unaffiliated with The
Chase Manhattan Bank. Chase and
its respective affiliates receive
compensation from Chase Funds for
providing investment advisory and
other services.

(C) The Chase Manhattan Corporation, 1999, 2000.
                                               All Rights Reserved.August 1999


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